As filed with the Securities and Exchange Commission on November 24, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File No.      811-04815

                                ULTRA SERIES FUND
                             5910 Mineral Point Road
                                Madison, WI 53705
                      (Registrant's Exact Name and Address)

                            Pamela M. Krill, Esquire
                          CUNA Mutual Insurance Society
                       Managing Associate General Counsel
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (608) 238-5851

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

    For Period Ended September 30, 2008

    CONSERVATIVE ALLOCATION, MODERATE ALLOCATION, AGGRESSIVE ALLOCATION, MONEY MARKET, BOND, HIGH INCOME, DIVERSIFIED INCOME, LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, SMALL CAP VALUE, SMALL CAP GROWTH, GLOBAL SECURITIES, INTERNATIONAL STOCK FUND, TARGET RETIREMENT 2020, TARGET RETIREMENT 2030 AND TARGET RETIREMENT 2040 FUNDS OF THE ULTRA SERIES FUND

    DISTRIBUTED BY:
    CUNA Brokerage Services, Inc.
    Office of Supervisory Jurisdiction
    2000 Heritage Way
    Waverly, IA 50677
    Member FINRA/SIPC

    TELEPHONE:
    (319) 352-4090
    (800) 798-5500

    This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of purchase of securities unless preceded or accompanied by a prospectus.

================================================================================
  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          PAGE
                                                                          ----
PORTFOLIO OF INVESTMENTS
         Conservative Allocation Fund ...........................            1

         Moderate Allocation Fund ...............................            2

         Aggressive Allocation Fund .............................            3

         Money Market Fund ......................................            4

         Bond Fund ..............................................            5

         High Income Fund .......................................            9

         Diversified Income Fund.................................           13

         Large Cap Value Fund ...................................           18

         Large Cap Growth Fund ..................................           20

         Mid Cap Value Fund .....................................           22

         Mid Cap Growth Fund ....................................           25

         Small Cap Value Fund....................................           27

         Small Cap Growth Fund...................................           29

         Global Securities Fund..................................           32

         International Stock Fund ...............................           34

         Target Retirement 2020 Fund.............................           39

         Target Retirement 2030 Fund.............................           40

         Target Retirement 2040 Fund.............................           41

NOTES TO PORTFOLIO OF INVESTMENTS ...............................           42

OTHER INFORMATION ...............................................           51

================================================================================
  CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.03%
              DEBT SECURITIES - 59.62%
 3,232,820    MEMBERS Bond Fund, Class Y (R)                        $ 31,164,381
 1,863,156    MEMBERS High Income Fund, Class Y (R)                   11,905,570
 2,010,695    Oppenheimer International Bond Fund, Class Y            11,983,741
 1,383,601    T. Rowe Price Spectrum Income Fund                      15,482,494
                                                                    ------------
                                                                      70,536,186
                                                                    ------------
              EQUITY SECURITIES - 29.35%
   199,175    Fairholme Fund                                           5,869,687
   880,644    MEMBERS Large Cap Growth Fund, Class Y (R)*             11,765,409
   654,089    MEMBERS Large Cap Value Fund, Class Y (R)                8,300,386
   626,428    Victory Special Value Fund, Class I                      8,782,518
                                                                    ------------
                                                                      34,718,000
                                                                    ------------
              FOREIGN SECURITIES - 10.05%
 1,151,434    MEMBERS International Stock Fund, Class Y (R)           11,894,312
                                                                    ------------
              MONEY MARKET SECURITIES - 1.01%
 1,189,655    SSgA Prime Money Market Fund                             1,189,655
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 100.03%                   118,338,153
              (Cost $129,338,957**)                                 ------------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                               (37,467)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $118,300,686
                                                                    ============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $130,096,166.
       (R)    Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.03%
              ALTERNATIVE ASSET CLASSES - 7.87%
   514,929    Gateway Fund, Class Y                                 $ 14,093,603
   549,866    PIMCO CommodityRealReturn Strategy
              Fund, Institutional Class                                7,511,166
                                                                    ------------
                                                                      21,604,769
                                                                    ------------
              DEBT SECURITIES - 29.65%
 3,547,928    MEMBERS Bond Fund, Class Y (R)                          34,202,022
 2,179,051    MEMBERS High Income Fund, Class Y (R)                   13,924,138
 2,336,923    Oppenheimer International Bond Fund, Class Y            13,928,059
 1,732,795    T. Rowe Price Spectrum Income Fund                      19,389,980
                                                                    ------------
                                                                      81,444,199
                                                                    ------------
              EQUITY SECURITIES - 43.52%
   465,274    Fairholme Fund                                          13,711,633
 2,439,616    MEMBERS Large Cap Growth Fund, Class Y (R)*             32,593,268
 1,750,288    MEMBERS Large Cap Value Fund, Class Y (R)               22,211,156
 1,602,610    MEMBERS Mid Cap Growth Fund, Class Y (R)                 8,782,301
   977,140    MEMBERS Small Cap Growth Fund, Class Y (R)               7,895,287
   876,505    MEMBERS Small Cap Value Fund, Class Y (R)                7,958,667
   280,917    Neuberger Berman Partners Fund,
              Institutional Class                                      6,626,833
 1,408,113    Victory Special Value Fund, Class I                     19,741,744
                                                                    ------------
                                                                     119,520,889
                                                                    ------------
              FOREIGN SECURITIES - 17.98%
 4,001,504    MEMBERS International Stock Fund, Class Y (R)           41,335,541
   421,596    Principal International Emerging
              Markets Fund, Institutional Class                        8,035,612
                                                                    ------------
                                                                      49,371,153
                                                                    ------------
              MONEY MARKET SECURITIES - 1.01%
 2,774,570    SSgA Prime Money Market Fund                             2,774,570
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 100.03%                   274,715,580
              (Cost $312,905,655**)                                 ------------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                               (93,660)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $274,621,920
                                                                    ============

----------------------------------

        *     Non-income producing.
       **     Aggregate cost for Federal tax purposes was $314,343,952.
      (R)     Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.04%
              ALTERNATIVE ASSET CLASSES - 8.98%
   192,160    Gateway Fund, Class Y                                 $  5,259,421
   158,780    PIMCO CommodityRealReturn Strategy
              Fund, Institutional Class                                2,168,941
                                                                    ------------
                                                                       7,428,362
                                                                    ------------
              EQUITY SECURITIES - 61.03%
   144,802    Fairholme Fund                                           4,267,318
   893,711    MEMBERS Large Cap Growth Fund, Class Y (R)*             11,939,983
   571,888    MEMBERS Large Cap Value Fund, Class Y (R)                7,257,256
 1,013,708    MEMBERS Mid Cap Growth Fund, Class Y (R)                 5,555,118
   495,098    MEMBERS Small Cap Growth Fund, Class Y (R)               4,000,390
   501,216    MEMBERS Small Cap Value Fund, Class Y (R)                4,551,038
   173,261    Neuberger Berman Partners Fund,
              Institutional Class                                      4,087,225
   630,929    Victory Special Value Fund, Class I                      8,845,625
                                                                    ------------
                                                                      50,503,953
                                                                    ------------
              FOREIGN SECURITIES - 29.05%
   270,790    Laudus International MarketMasters
              Fund, Select Shares                                      4,145,799
 1,517,859    MEMBERS International Stock Fund, Class Y (R)           15,679,479
   221,053    Principal International Emerging Markets
              Fund, Institutional Class                                4,213,272
                                                                    ------------
                                                                      24,038,550
                                                                    ------------
              MONEY MARKET SECURITIES - 0.98%
   807,661    SSgA Prime Money Market Fund                               807,661
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 100.04%                    82,778,526
              (Cost $97,979,558**)                                  ------------

NET OTHER ASSETS AND LIABILITIES - (0.04)%                               (29,875)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 82,748,651
                                                                    ============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $98,605,488.
       (R)    Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Per Value                                                            (Note 1)
 ---------                                                            --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.59%
              FEDERAL HOME LOAN MORTGAGE CORP. - 39.73%
$5,000,000    2.270%, due 10/01/08  (A)                             $  5,000,000
 2,000,000    2.260%, due 10/06/08  (A)                                1,999,372
 3,000,000    2.320%, due 10/06/08  (A)                                2,999,033
 3,000,000    2.310%, due 10/15/08                                     2,997,305
 2,005,000    5.125%, due 10/15/08                                     2,007,034
 3,600,000    2.050%, due 11/04/08  (A)                                3,593,030
 5,250,000    2.530%, due 11/05/08  (A)                                5,237,087
 5,000,000    2.050%, due 11/10/08  (A)                                4,988,611
 5,000,000    2.510%, due 11/12/08  (A)                                4,985,358
 2,410,000    2.410%, due 11/24/08  (A)                                2,401,288
 1,500,000    2.500%, due 11/24/08  (A)                                1,494,375
 3,000,000    2.600%, due 12/01/08  (A)                                2,986,783
 5,000,000    2.412%, due 10/08/09  (G)                                4,997,316
                                                                    ------------
                                                                      45,686,592
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 37.03%
 5,500,000    2.340%, due 10/20/08  (A)                                5,493,208
 1,500,000    2.230%, due 10/22/08  (A)                                1,498,049
 5,325,000    2.390%, due 10/27/08  (A)                                5,315,809
 4,500,000    2.450%, due 11/03/08  (A)                                4,489,894
 2,500,000    2.050%, due 11/04/08  (A)                                2,495,160
 4,000,000    2.050%, due 11/17/08  (A)                                3,989,294
 7,850,000    2.110%, due 11/19/08  (A)                                7,827,455
 3,500,000    2.350%, due 11/24/08  (A)                                3,487,662
 2,000,000    2.350%, due 12/01/08  (A)                                1,992,036
 3,000,000    2.600%, due 12/03/08  (A)                                2,986,350
 3,000,000    3.375%, due 12/15/08                                     3,005,047
                                                                    ------------
                                                                      42,579,964
                                                                    ------------
              U.S. TREASURY BILLS - 17.83 % (A)
 5,075,000    1.630%, due 10/23/08                                     5,069,945
 5,000,000    1.825%, due 11/13/08                                     4,989,100
 5,500,000    1.940%, due 12/11/08                                     5,478,962
 5,000,000    1.812%, due 01/29/09                                     4,969,800
                                                                    ------------
                                                                      20,507,807
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS           108,774,363
              (Cost $108,774,363)                                   ------------

INVESTMENT COMPANIES - 3.99%

    20,368    JPMorgan Prime Money Market Fund                            20,368
 4,569,851    SSgA US Treasury Money Market Fund                       4,569,851
                                                                    ------------
              TOTAL INVESTMENT COMPANIES                               4,590,219
              (Cost $4,590,219)                                     ------------

TOTAL INVESTMENTS - 98.58%                                           113,364,582
(Cost $113,364,582**)                                               ------------

NET OTHER ASSETS AND LIABILITIES - 1.42%                               1,636,583
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $115,001,165
                                                                    ============

----------------------------------

        **    Aggregate cost for Federal tax purposes was $113,364,582.
       (A)    Rate noted represents annualized yield at time of purchase.
       (G)    Floating rate note. Date shown is next reset date.

              The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
ASSET BACKED - 2.65%
$   652,045   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                                 $    605,815
  1,577,704   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                                    1,005,297
  3,820,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                                    3,604,802
  1,634,932   Conseco Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/28                                                    1,597,811
  2,720,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                                    2,689,653
  2,000,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33                                                    1,743,327
  3,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5 (G)
              5.500%, due 11/25/33                                                    3,016,530
  2,475,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36                                                    1,127,306
  1,412,257   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              6.207%, due 05/25/34                                                      233,055
                                                                                   ------------
              TOTAL ASSET BACKED                                                     15,623,596
              (Cost $19,640,561)                                                   ------------

COMMERCIAL MORTGAGE BACKED - 8.25%

    899,542   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                                      889,872
  4,100,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                                    2,989,789
  2,800,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                                    2,534,756
  1,810,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.300%, due 10/12/42                                                    1,135,234
  4,200,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                                    4,191,512
  3,000,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                                    2,826,363
  6,450,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                                    6,348,645
  3,200,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                                    2,907,966
  5,550,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                                    5,089,151
  7,000,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                                    6,562,063
  5,740,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                                    5,431,414
  1,695,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35                                                      368,662
  7,441,644   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                                    7,422,975
                                                                                   ------------
              TOTAL COMMERCIAL MORTGAGE BACKED                                       48,698,402
              (Cost $53,587,458)                                                   ------------

PRIVATE LABEL MORTGAGE BACKED - 1.09%

  5,365,783   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                                    4,356,345
  2,485,096   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                                    2,094,737
                                                                                   ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED                                     6,451,082
              (Cost $7,828,587)                                                    ------------

CORPORATE NOTES AND BONDS - 25.12%

              CONSUMER DISCRETIONARY - 0.96%
  2,500,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                                    2,746,387
  4,400,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                                    2,951,736
                                                                                   ------------
                                                                                      5,698,123
                                                                                   ------------
              CONSUMER STAPLES - 1.25%
  1,250,000   Coca-Cola Enterprises, Inc. (O)
              4.375%, due 09/15/09                                                    1,246,755
  2,330,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                                    2,235,486
  1,165,000   PepsiCo, Inc.
              4.650%, due 02/15/13                                                    1,182,411
  2,700,000   Safeway, Inc.
              4.125%, due 11/01/08                                                    2,695,402
                                                                                   ------------
                                                                                      7,360,054
                                                                                   ------------
              ENERGY - 1.38%
  2,460,000   Hess Corp.
              7.875%, due 10/01/29                                                    2,404,547
  1,400,000   Transocean, Inc.
              6.000%, due 03/15/18                                                    1,306,614
  2,310,000   Transocean, Inc.
              7.500%, due 04/15/31                                                    2,309,901

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)
              ENERGY (CONTINUED)
$ 2,275,000   Valero Energy Corp.
              7.500%, due 04/15/32                                                 $  2,136,907
                                                                                   ------------
                                                                                      8,157,969
                                                                                   ------------
              FINANCE - 4.78%
  2,885,000   American General Finance Corp.
              5.850%, due 06/01/13                                                    1,198,172
  2,500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                                    1,513,168
  1,165,000   Bank of America Corp.
              5.750%, due 12/01/17                                                      987,906
  2,200,000   Bear Stearns Cos., LLC/The
              7.250%, due 02/01/18                                                    2,117,225
  2,725,000   CIT Group, Inc.
              7.625%, due 11/30/12                                                    1,728,647
  2,750,000   Goldman Sachs Group, Inc./The (O)
              5.700%, due 09/01/12                                                    2,368,839
  4,250,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                                    4,234,896
  3,135,000   Lehman Brothers Holdings, Inc. (E)
              5.750%, due 01/03/17                                                        3,919
  2,740,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13                                                    2,531,916
  2,700,000   SLM Corp.
              5.125%, due 08/27/12                                                    1,755,000
  1,250,000   Swiss Re Insurance Solutions
              Holding Corp.
              7.000%, due 02/15/26                                                    1,101,595
  1,680,000   Swiss Re Insurance Solutions
              Holding Corp.
              7.750%, due 06/15/30                                                    1,585,626
   750,000    UBS AG/Stamford Branch
              5.750%, due 04/25/18                                                      652,312
  2,000,000   US Bank NA/Cincinnati OH
              6.300%, due 02/04/14                                                    1,949,722
  2,735,000   Wells Fargo & Co.
              5.250%, due 10/23/12                                                    2,646,560
  2,065,000   Western Union Co./The
              5.930%, due 10/01/16                                                    1,856,604
                                                                                   ------------
                                                                                     28,232,107
                                                                                   ------------
              FOOD & DRUG RETAILERS - 0.62%
  3,450,000   Medco Health Solutions, Inc.
              7.250%, due 08/15/13                                                    3,657,649
                                                                                   ------------
              FORESTRY/PAPER - 0.45%
  3,000,000   Weyerhaeuser Co.
              7.375%, due 03/15/32                                                    2,630,556
                                                                                   ------------
              HEALTH CARE - 2.84%
  2,600,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                                    2,712,637
  1,740,000   Genentech, Inc.
              5.250%, due 07/15/35                                                    1,446,431
  3,960,000   Merck & Co., Inc./NJ
              5.750%, due 11/15/36                                                    3,674,405
  3,500,000   Quest Diagnostics, Inc./DE
              5.450%, due 11/01/15                                                    3,317,765
  3,600,000   WellPoint, Inc.
              5.000%, due 12/15/14                                                    3,290,562
  2,370,000   Wyeth
              6.500%, due 02/01/34                                                    2,363,883
                                                                                   ------------
                                                                                     16,805,683
                                                                                   ------------
              INDUSTRIALS - 3.58%
    760,000   Boeing Co.
              8.625%, due 11/15/31                                                      946,401
  1,380,000   Boeing Co.
              6.875%, due 10/15/43                                                    1,366,417
  3,850,000   Dow Chemical Co./The
              5.750%, due 12/15/08                                                    3,853,588
  1,140,000   DR Horton, Inc.
              5.250%, due 02/15/15                                                      843,600
   585,000    EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13                                                      578,086
  3,200,000   General Electric Co.
              5.000%, due 02/01/13                                                    2,947,254
  3,265,000   GMAC LLC (O)
              7.250%, due 03/02/11                                                    1,544,286
  1,450,000   Lockheed Martin Corp.
              7.650%, due 05/01/16                                                    1,618,763
  2,465,000   Waste Management, Inc.
              7.125%, due 12/15/17                                                    2,496,941
  2,250,000   Westvaco Corp.
              8.200%, due 01/15/30                                                    2,111,861
  2,870,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                                    2,833,597
                                                                                   ------------
                                                                                     21,140,794
                                                                                   ------------
              MEDIA - 1.08%
  3,080,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22                                                    3,386,186
  3,000,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                                    3,000,150
                                                                                   ------------
                                                                                      6,386,336
                                                                                   ------------
              REAL ESTATE INVESTMENT TRUSTS - 0.55%
  2,725,000   HCP, Inc.
              6.700%, due 01/30/18                                                    2,285,588
  1,060,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                                      936,952
                                                                                   ------------
                                                                                      3,222,540
                                                                                   ------------
              TELECOMMUNICATIONS - 1.37%
  2,400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                                    2,306,215
  4,225,000   New Cingular Wireless Services, Inc.
              7.875%, due 03/01/11                                                    4,447,827
  1,750,000   Sprint Nextel Corp. (O)
              6.000%, due 12/01/16                                                    1,347,500
                                                                                   ------------
                                                                                      8,101,542
                                                                                   ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)
              TRANSPORTATION - 1.52%
$ 2,925,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                                 $  3,241,149
  3,175,000   CSX Corp.
              6.250%, due 10/15/08                                                    3,175,263
  1,268,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                                    1,102,575
  1,400,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                                    1,444,107
      7,633   Southwest Airlines Co. 1994-A
              Pass Through Trust, Series A3
              8.700%, due 07/01/11                                                        8,044
                                                                                   ------------
                                                                                      8,971,138
                                                                                   ------------
              UTILITIES - 4.74%
  2,750,000   Consumers Energy Co. (O)
              5.650%, due 04/15/20                                                    2,474,503
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10                                                    2,131,920
  2,940,000   Illinois Power Co.
              7.500%, due 06/15/09                                                    2,975,780
  3,445,000   Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36                                                    2,935,064
  2,925,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                                    2,581,839
  2,400,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                                    2,464,920
  3,250,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                                    3,046,667
  3,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12                                                    3,561,215
  2,165,000   Southwestern Electric Power Co., Series E
              5.550%, due 01/15/17                                                    1,947,872
  1,165,000   Virginia Electric and Power Co.
              5.100%, due 11/30/12                                                    1,140,360
  3,000,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                                    2,766,378
                                                                                   ------------
                                                                                     28,026,518
                                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                                       148,391,009
              (Cost $170,284,979)                                                  ------------

MORTGAGE BACKED - 29.01%

              FEDERAL HOME LOAN MORTGAGE CORP. - 4.17%
  3,423,591   5.000%, due 05/01/18 Pool # E96322                                      3,428,877
    105,003   8.000%, due 06/01/30 Pool # C01005                                        113,890
    439,955   7.000%, due 03/01/31 Pool # C48129                                        462,523
    260,052   6.500%, due 03/01/32 Pool # C65648                                        268,733
  3,852,402   5.000%, due 07/01/33 Pool # A11325                                      3,764,665
    897,415   6.000%, due 10/01/34 Pool # A28439                                        911,267
    817,070   6.000%, due 10/01/34 Pool # A28598                                        829,682
  6,031,166   5.500%, due 11/01/34 Pool # A28282                                      6,011,461
    509,317   5.000%, due 04/01/35 Pool # A32314                                        496,922
  1,270,809   5.000%, due 04/01/35 Pool # A32315                                      1,239,881
  1,311,407   5.000%, due 04/01/35 Pool # A32316                                      1,279,491
    387,204   5.000%, due 04/01/35 Pool # A32509                                        377,781
  5,574,391   5.000%, due 01/01/37 Pool # A56371                                      5,435,242
                                                                                   ------------
                                                                                     24,620,415
                                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.74%
  2,665,972   4.000%, due 04/01/15 Pool # 255719                                      2,616,869
  3,476,611   5.500%, due 04/01/16 Pool # 745444                                      3,538,860
    190,247   6.000%, due 05/01/16 Pool # 582558                                        194,737
    914,938   5.500%, due 09/01/17 Pool # 657335                                        931,386
  1,155,967   5.500%, due 02/01/18 Pool # 673194                                      1,176,749
  3,708,420   5.000%, due 05/01/20 Pool # 813965                                      3,697,444
  3,502,511   4.500%, due 09/01/20 Pool # 835465                                      3,429,113
    456,027   6.000%, due 05/01/21 Pool # 253847                                        466,095
    150,017   7.000%, due 12/01/29 Pool # 762813                                        158,511
    202,094   7.000%, due 11/01/31 Pool # 607515                                        212,428
    330,016   6.500%, due 03/01/32 Pool # 631377                                        340,988
      5,306   7.000%, due 04/01/32 Pool # 641518                                          5,576
    393,702   7.000%, due 05/01/32 Pool # 644591                                        413,834
  3,384,873   6.500%, due 06/01/32 Pool # 545691                                      3,497,414
  4,637,867   5.500%, due 04/01/33 Pool # 690206                                      4,638,658
  5,877,059   5.000%, due 10/01/33 Pool # 254903                                      5,745,048
  5,969,515   5.500%, due 11/01/33 Pool # 555880                                      5,970,533
    107,432   5.000%, due 05/01/34 Pool # 782214                                        104,918
  1,494,747   5.000%, due 06/01/34 Pool # 778891                                      1,459,770
  5,790,789   5.500%, due 06/01/34 Pool # 780384                                      5,786,347
     85,429   7.000%, due 07/01/34 Pool # 792636                                         89,566
    657,588   5.500%, due 08/01/34 Pool # 793647                                        657,083
  2,902,394   5.500%, due 03/01/35 Pool # 810075                                      2,898,353
  3,067,026   5.500%, due 03/01/35 Pool # 815976                                      3,062,757
  3,684,724   5.500%, due 07/01/35 Pool # 825283                                      3,679,595
  4,542,192   5.000%, due 08/01/35 Pool # 829670                                      4,433,067
  2,118,402   5.500%, due 08/01/35 Pool # 826872                                      2,115,453
  3,522,454   5.000%, due 09/01/35 Pool # 820347                                      3,437,829
  3,740,519   5.000%, due 09/01/35 Pool # 835699                                      3,650,654
  6,267,489   5.000%, due 10/01/35 Pool # 797669                                      6,116,915
    865,695   5.500%, due 10/01/35 Pool # 836912                                        864,490
  5,004,365   5.000%, due 11/01/35 Pool # 844809                                      4,884,137
  4,957,752   5.000%, due 12/01/35 Pool # 850561                                      4,838,644
  1,743,107   5.500%, due 02/01/36 Pool # 851330                                      1,740,681
  1,812,818   5.500%, due 10/01/36 Pool # 896340                                      1,809,444
  9,479,808   5.500%, due 10/01/36 Pool # 901723                                      9,462,168
  4,956,745   6.500%, due 10/01/36 Pool # 894118                                      5,088,244
  5,578,518   6.000%, due 11/01/36 Pool # 902510                                      5,652,272
  4,735,545   5.500%, due 02/01/37 Pool # 905140                                      4,726,733
  5,065,559   5.500%, due 05/01/37 Pool # 899323                                      5,055,848
  3,166,783   5.500%, due 05/01/37 Pool # 928292                                      3,160,712
  5,802,731   6.000%, due 10/01/37 Pool # 947563                                      5,883,814
  6,115,863   5.500%, due 07/01/38 Pool # 986973                                      6,103,527
  6,175,000   5.000%, due 08/01/38 Pool # 988934                                      6,020,859
  6,175,000   6.500%, due 08/01/38 Pool # 987711                                      6,337,854
                                                                                   ------------
                                                                                    146,155,977
                                                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.10%
     75,381   8.000%, due 10/20/15 Pool # 002995                                         80,362
    252,239   6.500%, due 02/20/29 Pool # 002714                                        259,328
    224,061   6.500%, due 04/20/31 Pool # 003068                                        230,266
                                                                                   ------------
                                                                                        569,956
                                                                                   ------------
              TOTAL MORTGAGE BACKED                                                 171,346,348
              (Cost $170,401,711)                                                  ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.17%
              FEDERAL FARM CREDIT BANK - 0.73%
$ 4,000,000   5.875%, due 10/03/16                                                 $  4,293,724
                                                                                   ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.39%
  2,500,000   4.875%, due 11/15/13                                                    2,601,320
  5,500,000   4.500%, due 01/15/14 (O)                                                5,617,403
                                                                                   ------------
                                                                                      8,218,723
                                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.08% (O)
  2,400,000   5.250%, due 08/01/12                                                    2,427,744
  3,905,000   4.625%, due 10/15/14                                                    3,968,488
                                                                                   ------------
                                                                                      6,396,232
                                                                                   ------------
              U.S. TREASURY BONDS - 1.83% (O)
  1,000,000   10.625%, due 08/15/15                                                   1,439,375
  7,350,000   6.625%, due 02/15/27                                                    9,363,209
                                                                                   ------------
                                                                                     10,802,584
                                                                                   ------------
              U.S. TREASURY NOTES - 25.14% (O)
 12,000,000   2.625%, due 03/15/09                                                   12,063,744
  3,640,000   4.875%, due 05/31/09                                                    3,714,223
  2,000,000   3.500%, due 02/15/10                                                    2,044,688
  1,400,000   2.125%, due 04/30/10                                                    1,406,672
  9,625,000   3.875%, due 05/15/10                                                    9,940,815
  8,750,000   3.875%, due 09/15/10                                                    9,089,062
 13,000,000   4.500%, due 11/15/10                                                   13,687,583
  1,485,000   4.750%, due 03/31/11                                                    1,582,685
 23,100,000   4.625%, due 12/31/11                                                   24,643,011
  6,425,000   4.625%, due 02/29/12                                                    6,857,685
  6,000,000   4.875%, due 06/30/12                                                    6,477,186
  5,660,000   3.625%, due 05/15/13                                                    5,836,434
  1,915,000   4.000%, due 02/15/14                                                    2,012,696
  6,150,000   4.250%, due 08/15/14                                                    6,548,311
  6,565,000   4.250%, due 11/15/14                                                    6,987,110
  2,750,000   4.000%, due 02/15/15                                                    2,887,929
  8,900,000   4.250%, due 08/15/15                                                    9,408,270
 13,100,000   4.625%, due 02/15/17                                                   13,940,247
  5,370,000   4.500%, due 05/15/17                                                    5,659,056
  3,600,000   4.250%, due 11/15/17                                                    3,731,062
                                                                                   ------------
                                                                                    148,518,469
                                                                                   ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                          178,229,732
              (Cost $169,302,537)                                                  ------------

INVESTMENT COMPANY - 2.82%

 16,629,966   SSgA Prime Money Market Fund                                           16,629,966
                                                                                   ------------
              TOTAL INVESTMENT COMPANY                                               16,629,966
              (Cost $16,629,966)                                                   ------------

COLLATERAL FOR SECURITIES ON LOAN - 14.60%

 86,257,258   State Street Navigator Securities
              Lending Prime Portfolio (I)                                            86,257,258
                                                                                   ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                                86,257,258
              (Cost $86,257,258)                                                   ------------

TOTAL INVESTMENTS - 113.71%                                                         671,627,393
(Cost $693,933,057**)                                                              ------------
NET OTHER ASSETS AND LIABILITIES - (13.71)%                                         (80,962,460)
                                                                                   ------------
TOTAL NET ASSETS - 100.00%                                                         $590,664,933
                                                                                   ============

----------------------------------

         **   Aggregate cost for Federal tax purposes was $694,202,016.
        (C)   Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
        (D)   Notes and bonds, issued by foreign entities, denominated in U.S.
              dollars. The aggregate of these securities is 0.89% of total net assets.
        (E)   In default. Issuer is bankrupt.
        (G)   Floating rate or variable rate note. Rate shown is as of
              September 30, 2008.
        (I)   Represents investments of cash collateral received in connection with securities lending.
        (M)   Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated
              level, the issuer will either initiate a clean-up call or increase the stated interest rate.
        (O)   All (or portion of security) on loan.
        PLC   Public Limited Company.

              The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Value
  Par Value                                                              (Note 1)
  ---------                                                              --------
CORPORATE NOTES AND BONDS - 87.93%
              AEROSPACE/DEFENSE - 1.11%
$   250,000   Alliant Techsystems, Inc.
              6.750%, due 04/01/16                                     $    233,750
    500,000   DRS Techologies, Inc.
              6.625%, due 02/01/16                                          505,000
    500,000   Moog, Inc. (C)
              7.250%, due 06/15/18                                          480,000
                                                                       ------------
                                                                          1,218,750
                                                                       ------------
              AUTOMOTIVE - 2.46%
    500,000   Ford Motor Credit Co. LLC
              7.375%, due 10/28/09                                          401,983
    750,000   General Motors Nova Scotia
              Finance Co. (D)
              6.850%, due 10/15/08                                          742,500
    400,000   GMAC LLC (G)
              4.054%, due 05/15/09                                          289,456
  1,300,000   Goodyear Tire & Rubber Co./The (G)
              6.678%, due 12/01/09                                        1,274,000
                                                                       ------------
                                                                          2,707,939
                                                                       ------------
              BEVERAGE/FOOD - 2.49%
    500,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                          480,000
    500,000   Constellation Brands, Inc.
              7.250%, due 05/15/17                                          460,000
    250,000   Constellation Brands, Inc., Series B (O)
              8.125%, due 01/15/12                                          242,500
  1,000,000   Del Monte Corp.
              8.625%, due 12/15/12                                          990,000
    180,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                          174,600
    450,000   NBTY, Inc.
              7.125%, due 10/01/15                                          393,750
                                                                       ------------
                                                                          2,740,850
                                                                       ------------
              CHEMICALS - 1.39%
    450,000   Airgas, Inc. (C)
              7.125%, due 10/01/18                                          438,750
    500,000   Nalco Co.
              7.750%, due 11/15/11                                          490,000
    600,000   Nalco Co. (O)
              8.875%, due 11/15/13                                          598,500
                                                                       ------------
                                                                          1,527,250
                                                                       ------------
              CONSUMER PRODUCTS - 2.68%
    150,000   Church & Dwight Co., Inc.
              6.000%, due 12/15/12                                          141,750
    290,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                          274,050
    750,000   Jarden Corp. (O)
              7.500%, due 05/01/17                                          624,375
    900,000   Leslie's Poolmart
              7.750%, due 02/01/13                                          760,500
    500,000   Visant Corp.
              7.625%, due 10/01/12                                          458,750
    750,000   Visant Holding Corp.
              8.750%, due 12/01/13                                          688,125
                                                                       ------------
                                                                          2,947,550
                                                                       ------------
              ENVIRONMENTAL - 3.46%
  1,500,000   Allied Waste North America, Inc., Series B
              7.125%, due 05/15/16                                        1,398,750
  1,000,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                          980,000
    500,000   Waste Services, Inc. (O)
              9.500%, due 04/15/14                                          490,000
  1,000,000   WCA Waste Corp.
              9.250%, due 06/15/14                                          940,000
                                                                       ------------
                                                                          3,808,750
                                                                       ------------
              FOOD & DRUG RETAILERS - 0.65%
    250,000   Stater Brothers Holdings
              8.125%, due 06/15/12                                          245,000
    500,000   Stater Brothers Holdings
              7.750%, due 04/15/15                                          467,500
                                                                       ------------
                                                                            712,500
                                                                       ------------
              FORESTRY/PAPER - 2.15%
    250,000   Domtar Corp.
              7.875%, due 10/15/11                                          248,750
    750,000   Georgia-Pacific LLC (C)
              7.125%, due 01/15/17                                          669,375
    150,000   NewPage Corp. (O)
              10.000%, due 05/01/12                                         134,250
    750,000   Rock-Tenn Co. (C)
              9.250%, due 03/15/16                                          761,250
    250,000   Smurfit-Stone Container Enterprises, Inc.
              8.375%, due 07/01/12                                          210,000
    400,000   Verso Paper Holdings LLC/
              Verso Paper, Inc., Series B (O)
              9.125%, due 08/01/14                                          344,000
                                                                       ------------
                                                                          2,367,625
                                                                       ------------
              GAMING - 4.06%
    200,000   Chukchansi Economic Development
              Authority (C)(G)
              6.328%, due 11/15/12                                          161,500
    650,000   Global Cash Access LLC/
              Global Cash Finance Corp.
              8.750%, due 03/15/12                                          572,000
    350,000   MGM Mirage
              6.000%, due 10/01/09                                          327,250
    300,000   Penn National Gaming, Inc.
              6.750%, due 03/01/15                                          264,000
    500,000   Pinnacle Entertainment, Inc. (O)
              8.250%, due 03/15/12                                          483,125
    365,000   Pinnacle Entertainment, Inc. (O)
              8.750%, due 10/01/13                                          349,487
    750,000   Scientific Games Corp. (C)
              7.875%, due 06/15/16                                          714,375
  1,000,000   Seneca Gaming Corp., Series B (O)
              7.250%, due 05/01/12                                          870,000
    750,000   Shuffle Master, Inc. (P)
              1.250%, due 04/15/24                                          727,500
                                                                       ------------
                                                                          4,469,237
                                                                       ------------

               See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Value
 Par Value                                                              (Note 1)
 ---------                                                              --------
CORPORATE NOTES AND BONDS (CONTINUED)
              GENERAL INDUSTRIAL & MANUFACTURING - 1.87%
$ 1,100,000   Baldor Electric Co. (O)
              8.625%, due 02/15/17                                     $  1,050,500
    250,000   Chart Industries, Inc.
              9.125%, due 10/15/15                                          256,250
    750,000   SPX Corp. (C)
              7.625%, due 12/15/14                                          750,000
                                                                       ------------
                                                                          2,056,750
                                                                       ------------
              HEALTH CARE - 11.85%
    250,000   Advanced Medical Optics, Inc.
              7.500%, due 05/01/17                                          217,500
    400,000   Advanced Medical Optics, Inc. (P)
              3.250%, due 08/01/26                                          261,000
    450,000   Biomet, Inc. (O)
              10.000%, due 10/15/17                                         459,000
    750,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                          661,875
  1,250,000   CHS/Community Health Systems, Inc.
              8.875%, due 07/15/15                                        1,187,500
  1,500,000   DaVita, Inc. (O)
              7.250%, due 03/15/15                                        1,425,000
    650,000   DJO Finance LLC/DJO Finance Corp.
              10.875%, due 11/15/14                                         622,375
    750,000   HCA, Inc./DE
              8.750%, due 09/01/10                                          738,750
    500,000   HCA, Inc./DE
              6.750%, due 07/15/13                                          420,000
  1,250,000   HCA, Inc./DE
              9.250%, due 11/15/16                                        1,215,625
    500,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14                                          472,500
    750,000   Psychiatric Solutions, Inc.
              7.750%, due 07/15/15                                          697,500
    350,000   Res-Care, Inc.
              7.750%, due 10/15/13                                          329,000
    500,000   Service Corp. International/US
              7.375%, due 10/01/14                                          455,000
    500,000   Stewart Enterprises, Inc.
              6.250%, due 02/15/13                                          460,000
    750,000   United Surgical Partners
              International, Inc. (O)
              8.875%, due 05/01/17                                          630,000
    650,000   Universal Hospital Services, Inc. (G)
              6.303%, due 06/01/15                                          572,000
    600,000   Vanguard Health Holding Co. II LLC (O)
              9.000%, due 10/01/14                                          579,000
    700,000   Ventas Realty L.P./
              Ventas Capital Corp.
              6.750%, due 04/01/17                                          661,500
  1,000,000   Warner Chilcott Corp.
              8.750%, due 02/01/15                                          985,000
                                                                       ------------
                                                                         13,050,125
                                                                       ------------
              HOTELS - 0.15%
    200,000   Host Hotels & Resorts L.P., Series O
              6.375%, due 03/15/15                                          162,500
                                                                       ------------
              INVESTMENT MANAGEMENT - 0.28%
    400,000   Nuveen Investments, Inc. (C)
              10.500%, due 11/15/15                                         308,000
                                                                       ------------
              LEISURE & ENTERTAINMENT - 0.89%
    650,000   Speedway Motorsports, Inc.
              6.750%, due 06/01/13                                          611,000
    400,000   Vail Resorts, Inc. (O)
              6.750%, due 02/15/14                                          375,000
                                                                       ------------
                                                                            986,000
                                                                       ------------
              MEDIA - BROADCASTING - 1.57%
    814,000   Allbritton Communications Co. (O)
              7.750%, due 12/15/12                                          695,970
    650,000   LIN Television Corp. (O)
              6.500%, due 05/15/13                                          507,000
    250,000   LIN Television Corp., Series B
              6.500%, due 05/15/13                                          195,000
    341,000   Sinclair Television Group, Inc. (O)
              8.000%, due 03/15/12                                          329,065
                                                                       ------------
                                                                          1,727,035
                                                                       ------------

              MEDIA - CABLE - 5.31%
  1,500,000   Cablevision Systems Corp., Series B (G)
              7.133%, due 04/01/09                                        1,481,250
    750,000   Cablevision Systems Corp., Series B (O)
              8.000%, due 04/15/12                                          705,000
    500,000   DirecTV Holdings LLC/
              DirecTV Financing Co. (O)
              8.375%, due 03/15/13                                          493,750
    500,000   Echostar DBS Corp.
              5.750%, due 10/01/08                                          500,000
  1,250,000   Echostar DBS Corp.
              7.125%, due 02/01/16                                        1,003,125
    600,000   Mediacom Broadband LLC/
              Media Broadband Corp.
              8.500%, due 10/15/15                                          495,000
    250,000   Videotron Ltee (C)(D)
              9.125%, due 04/15/18                                          252,500
  1,100,000   Virgin Media Finance PLC (D)(O)
              9.125%, due 08/15/16                                          921,250
                                                                       ------------
                                                                          5,851,875
                                                                       ------------
              MEDIA - DIVERSIFIED & SERVICES - 3.53%
  1,000,000   Hughes Network Systems LLC/
              HNS Finance Corp.
              9.500%, due 04/15/14                                          970,000
    750,000   Intelsat Jackson Holdings, Ltd. (D)
              11.250%, due 06/15/16                                         729,375
  1,000,000   Intelsat Subsidiary Holding Co., Ltd. (C)(D)
              8.500%, due 01/15/13                                          925,000
    210,000   Lamar Media Corp. (O)
              7.250%, due 01/01/13                                          190,050
    500,000   Lamar Media Corp., Series C
              6.625%, due 08/15/15                                          413,750
    750,000   Quebecor Media, Inc. (D)
              7.750%, due 03/15/16                                          656,250
                                                                       ------------
                                                                          3,884,425
                                                                       ------------

               See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         Value
 Par Value                                                              (Note 1)
 ---------                                                              --------
CORPORATE NOTES AND BONDS (CONTINUED)
              METALS AND MINING - 0.86%
$   500,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                     $    470,000
    500,000   Peabody Energy Corp.
              7.375%, due 11/01/16                                          480,000
                                                                       ------------
                                                                            950,000
                                                                       ------------
              NON FOOD & DRUG RETAILERS - 0.85%
  1,000,000   Sally Holdings LLC (O)
              9.250%, due 11/15/14                                          942,500
                                                                       ------------

              OIL & GAS - 8.84%
    500,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                          446,250
    500,000   Cimarex Energy Co.
              7.125%, due 05/01/17                                          460,000
  1,000,000   Complete Production Services, Inc.
              8.000%, due 12/15/16                                          950,000
    700,000   Compton Petroleum Finance Corp. (O)
              7.625%, due 12/01/13                                          614,250
    500,000   Encore Acquisition Co.
              6.000%, due 07/15/15                                          397,500
  1,000,000   EXCO Resources, Inc.
              7.250%, due 01/15/11                                          945,000
    250,000   Helix Energy Solutions Group, Inc. (C)
              9.500%, due 01/15/16                                          233,750
    750,000   Key Energy Services, Inc.
              8.375%, due 12/01/14                                          720,000
    500,000   Mariner Energy, Inc.
              8.000%, due 05/15/17                                          422,500
  1,000,000   PetroHawk Energy Corp.
              9.125%, due 07/15/13                                          940,000
    500,000   PetroHawk Energy Corp. (C)
              7.875%, due 06/01/15                                          435,000
  1,500,000   Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17                                        1,245,000
    250,000   Range Resources Corp. (O)
              6.375%, due 03/15/15                                          228,750
    500,000   Range Resources Corp.
              7.250%, due 05/01/18                                          472,500
    500,000   SandRidge Energy, Inc. (C)
              8.000%, due 06/01/18                                          430,000
  1,000,000   W&T Offshore, Inc. (C)
              8.250%, due 06/15/14                                          800,000
                                                                       ------------
                                                                          9,740,500
                                                                       ------------
              PACKAGING - 1.95%
  1,000,000   Ball Corp.
              6.625%, due 03/15/18                                          930,000
    750,000   BWAY Corp.
              10.000%, due 10/15/10                                         727,500
    250,000   Crown Americas LLC/
              Crown Americas Capital Corp.
              7.625%, due 11/15/13                                          246,250
    250,000   Greif, Inc.
              6.750%, due 02/01/17                                          241,250
                                                                       ------------
                                                                          2,145,000
                                                                       ------------
              PRINTING & PUBLISHING - 0.52%
    750,000   Cenveo Corp.
              7.875%, due 12/01/13                                          577,500
                                                                       ------------
              RESTAURANTS - 0.34%
    500,000   Seminole Hard Rock
              Entertainment, Inc. (C)(G)
              5.319%, due 03/15/14                                          375,000
                                                                       ------------
              SUPPORT SERVICES - 7.02%
  1,750,000   ARAMARK Corp. (O)
              8.500%, due 02/01/15                                        1,645,000
    500,000   Cardtronics, Inc.
              9.250%, due 08/15/13                                          450,000
  1,000,000   Corrections Corp. of America
              7.500%, due 05/01/11                                          996,250
    750,000   Education Management LLC/
              Education Management Finance Corp. (O)
              10.250%, due 06/01/16                                         600,000
  1,000,000   FTI Consulting, Inc.
              7.750%, due 10/01/16                                        1,016,250
    300,000   Iron Mountain, Inc.
              8.625%, due 04/01/13                                          295,500
    990,000   Iron Mountain, Inc. (O)
              7.750%, due 01/15/15                                          980,100
    300,000   Lender Processing Services, Inc. (C)
              8.125%, due 07/01/16                                          292,500
    500,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                          477,500
    750,000   VeriFone Holdings, Inc. (C)(P)
              2.125%, due 06/15/12                                          592,500
    500,000   West Corp.
              9.500%, due 10/15/14                                          382,500
                                                                       ------------
                                                                          7,728,100
                                                                       ------------
              TECHNOLOGY - 2.86%
    750,000   Celestica, Inc. (D)
              7.625%, due 07/01/13                                          682,500
    500,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13                                          443,750
  1,000,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13                                          900,000
    500,000   Sungard Data Systems, Inc.
              10.250%, due 08/15/15                                         433,750
    750,000   Syniverse Technologies, Inc.,
              Series B
              7.750%, due 08/15/13                                          693,750
                                                                       ------------
                                                                          3,153,750
                                                                       ------------
              TELECOMMUNICATIONS - 6.43%
  1,000,000   Centennial Communications Corp. (G)
              8.541%, due 01/01/13                                          910,000
  1,000,000   Cincinnati Bell, Inc. (O)
              8.375%, due 01/15/14                                          870,000
    700,000   Cincinnati Bell Telephone Co. LLC
              6.300%, due 12/01/28                                          497,000
  1,250,000   Frontier Communications Corp.
              6.625%, due 03/15/15                                        1,037,500
  1,500,000   Nordic Telephone Co. Holdings ApS (C)(D)
              8.875%, due 05/01/16                                        1,365,000


               See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         Value
 Par Value                                                              (Note 1)
 ---------                                                              --------
CORPORATE NOTES AND BONDS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   500,000   Qwest Capital Funding, Inc. (O)
              7.250%, due 02/15/11                                     $    467,500
    625,000   Qwest Communications
              International, Inc. (G)
              6.304%, due 02/15/09                                          617,188
  1,000,000   Windstream Corp.
              8.625%, due 08/01/16                                          922,500
    500,000   Windstream Corp. (O)
              7.000%, due 03/15/19                                          400,000
                                                                       ------------
                                                                          7,086,688
                                                                       ------------
              TRANSPORTATION - 1.99%
    500,000   Bristow Group, Inc.
              6.125%, due 06/15/13                                          447,500
    750,000   Bristow Group, Inc.
              7.500%, due 09/15/17                                          667,500
    755,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14                                          709,700
    400,000   Hornbeck Offshore Services, Inc., Series B
              6.125%, due 12/01/14                                          365,000
                                                                       ------------
                                                                          2,189,700
                                                                       ------------
              UTILITIES - 10.37%
  1,000,000   AES Corp./The (C)
              8.000%, due 06/01/20                                          875,000
    250,000   Dynegy Holdings, Inc. (O)
              6.875%, due 04/01/11                                          227,500
    750,000   Dynegy Holdings, Inc.
              8.375%, due 05/01/16                                          652,500
  1,500,000   Edison Mission Energy
              7.200%, due 05/15/19                                        1,320,000
  1,700,000   El Paso Corp. (O)
              7.250%, due 06/01/18                                        1,581,000
  1,000,000   Energy Future Holdings Corp. (C)(O)
              10.875%, due 11/01/17                                         902,500
  1,000,000   Ferrellgas Partners L.P./
              Ferrellgas Partners Finance
              8.750%, due 06/15/12                                          855,000
    500,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                          437,500
  1,000,000   MarkWest Energy Partners L.P./
              MarkWest Energy Finance Corp., Series B
              8.750%, due 04/15/18                                          950,000
    500,000   Mirant Americas Generation LLC (O)
              8.300%, due 05/01/11                                          481,250
  1,750,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                        1,575,000
  1,000,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp. (O)
              6.875%, due 12/15/13                                          885,000
    750,000   Texas Competitive Electric
              Holdings Co. LLC (C)
              10.250%, due 11/01/15                                         676,875
                                                                       ------------
                                                                         11,419,125
                                                                       ------------
              TOTAL CORPORATE NOTES AND BONDS                            96,835,024
              (Cost $105,589,263)                                      ------------

CERTIFICATE OF DEPOSIT - 5.12%

  5,633,426   State Street Eurodollar
              0.500%, due 10/01/08                                        5,633,426
                                                                       ------------
              TOTAL CERTIFICATE OF DEPOSIT                                5,633,426
              (Cost $5,633,426)                                        ------------

   Shares
   ------
INVESTMENT COMPANY - 4.53%
  4,992,513   SSgA Prime Money Market Fund                                4,992,513
                                                                       ------------

              TOTAL INVESTMENT COMPANY                                    4,992,513
              (Cost $4,992,513)                                        ------------

COLLATERAL FOR SECURITIES ON LOAN - 19.20%

 21,137,988   State Street Navigator Securities
              Lending Prime Portfolio (I)                                21,137,988
                                                                       ------------

              TOTAL COLLATERAL FOR SECURITIES ON LOAN                    21,137,988
              (Cost $21,137,988)                                       ------------

TOTAL INVESTMENTS - 116.78%
(Cost $137,353,190**)                                                   128,598,951
                                                                       ------------
NET OTHER ASSETS AND LIABILITIES - (16.78)%                             (18,476,889)
                                                                       ------------
TOTAL NET ASSETS - 100.00%                                             $110,122,062
                                                                       ============

----------------------------------

         **   Aggregate cost for Federal tax purposes was $137,427,974.
        (C)   Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
        (D)   Notes and bonds, issued by foreign entities, denominated in U.S.
              dollars. The aggregate of these securities is 7.23% of total net assets.
        (G)   Floating rate or variable rate note. Rate shown is as of June
              30, 2008.
        (I)   Represents investments of cash collateral received in connection with securities lending.
        (O)   All (or portion of security) on loan.
        (P)   Convertible.
        PLC   Public Limited Company.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS - 44.34%
              CONSUMER DISCRETIONARY - 2.41%
     96,000   Carnival Corp. (O)                                  $   3,393,600
     56,000   Harley-Davidson, Inc. (O)                               2,088,800
    135,000   Home Depot, Inc.                                        3,495,150
     52,000   McDonald's Corp.                                        3,208,400
                                                                  -------------
                                                                     12,185,950
                                                                  -------------
              CONSUMER STAPLES - 5.69%
    159,000   Altria Group, Inc.                                      3,154,560
     17,200   Anheuser-Busch Cos., Inc.                               1,115,936
     64,000   Coca-Cola Co./The                                       3,384,320
     60,200   Kimberly-Clark Corp. (O)                                3,903,368
     81,918   Kraft Foods, Inc., Class A (O)                          2,682,815
     19,000   PepsiCo, Inc./NC                                        1,354,130
    151,000   Philip Morris International, Inc.                       7,263,100
     38,300   Procter & Gamble Co.                                    2,669,127
    107,000   SYSCO Corp. (O)                                         3,298,810
                                                                  -------------
                                                                     28,826,166
                                                                  -------------
              ENERGY - 3.26%
     42,000   BP PLC, ADR                                             2,107,140
    127,000   Chevron Corp.                                          10,474,960
     53,500   ConocoPhillips                                          3,918,875
                                                                  -------------
                                                                     16,500,975
                                                                  -------------
              FINANCIALS - 11.00%
    268,996   Bank of America Corp. (O)                               9,414,860
     67,000   Bank of New York Mellon Corp./The                       2,182,860
     59,000   BB&T Corp. (O)                                          2,230,200
    200,005   Citigroup, Inc.                                         4,102,102
     34,500   Hartford Financial Services Group, Inc.                 1,414,155
    227,054   JPMorgan Chase & Co.                                   10,603,422
     95,000   Marsh & McLennan Cos., Inc.                             3,017,200
     39,000   PNC Financial Services Group, Inc.                      2,913,300
     10,000   Prologis, REIT (O)                                        412,700
     51,000   Travelers Cos., Inc./The                                2,305,200
    220,000   US Banccorp (O)                                         7,924,400
    245,000   Wells Fargo & Co.                                       9,194,850
                                                                  -------------
                                                                     55,715,249
                                                                  -------------
              HEALTH CARE - 8.25%
     70,500   Abbott Laboratories                                     4,059,390
    193,000   Bristol-Myers Squibb Co.                                4,024,050
     59,000   Eli Lilly & Co.                                         2,597,770
    193,000   Johnson & Johnson                                      13,371,040
    156,000   Merck & Co., Inc./NJ                                    4,923,360
    485,019   Pfizer, Inc.                                            8,943,750
    104,000   Wyeth                                                   3,841,760
                                                                  -------------
                                                                     41,761,120
                                                                  -------------
              INDUSTRIALS - 3.91%
     48,500   3M Co.                                                  3,313,035
    383,000   General Electric Co.                                    9,766,500
     84,000   United Parcel Service, Inc., Class B                    5,282,760
     45,100   Waste Management, Inc.                                  1,420,199
                                                                  -------------
                                                                     19,782,494
                                                                  -------------
              INFORMATION TECHNOLOGY - 1.56%
     78,000   Automatic Data Processing, Inc.                         3,334,500
    124,000   Intel Corp. (O)                                         2,322,520
     68,000   Paychex, Inc. (O)                                       2,246,040
                                                                  -------------
                                                                      7,903,060
                                                                  -------------
              MATERIALS - 2.30%
     30,000   Dow Chemical Co./The (O)                                  953,400
    130,500   EI Du Pont de Nemours & Co.                             5,259,150
     15,500   Freeport-McMoRan Copper & Gold, Inc. (O)                  881,175
     49,000   Nucor Corp. (O)                                         1,935,500
     42,700   Weyerhaeuser Co. (O)                                    2,586,766
                                                                  -------------
                                                                     11,615,991
                                                                  -------------
              TELECOMMUNICATION SERVICES - 3.04%
    315,015   AT&T, Inc.                                              8,795,219
     25,000   Embarq Corp.                                            1,013,750
    174,000   Verizon Communications, Inc.                            5,583,660
                                                                  -------------
                                                                     15,392,629
                                                                  -------------
              UTILITIES - 2.92%
     60,800   Consolidated Edison, Inc. (O)                           2,611,968
    149,000   Duke Energy Corp.                                       2,597,070
     30,500   FirstEnergy Corp.                                       2,043,195
     64,000   PG&E Corp. (O)                                          2,396,800
     56,500   Progress Energy, Inc. (O)                               2,436,845
     72,000   Southern Co. (O)                                        2,713,680
                                                                  -------------
                                                                     14,799,558
                                                                  -------------

              TOTAL COMMON STOCKS                                   224,483,192
              (Cost $223,217,861)                                 -------------

COMMON STOCK UNIT - 0.28%

              FINANCIALS - 0.28%
     38,000   AllianceBernstein Holding L.P. (O)                      1,406,380
                                                                  -------------
              TOTAL COMMON STOCK UNIT                                 1,406,380
              (Cost $3,229,736)                                   -------------

 Par Value
 ---------
ASSET BACKED - 1.81%
$   599,648   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                      557,133
    826,416   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                      526,584
  1,975,000   Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13                                    1,779,644
  2,045,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                    1,929,796
  1,300,372   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33                                      675,288

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Par Value                                                           (Note 1)
 ---------                                                           --------
ASSET BACKED (CONTINUED)
$   726,421   Conseco Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/28                                $     709,928
  1,460,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                    1,443,711
  1,120,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33                                      976,263
  1,025,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36                                      466,864
    657,376   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              6.207%, due 05/25/34                                      108,482
                                                                  -------------
              TOTAL ASSET BACKED                                      9,173,693
              (Cost $11,662,242)                                  -------------

COMMERCIAL MORTGAGE BACKED - 5.19%

    421,407   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                      416,877
  1,815,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                    1,323,529
  1,325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                    1,199,483
    765,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.300%, due 10/12/42                                      479,809
  3,008,654   GMAC Commercial Mortgage Securities, Inc.,
              Series 2000-C1, Class A2 (G)
              7.724%, due 03/15/33                                    3,049,056
  2,100,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                    2,095,756
  1,400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                    1,318,969
  2,900,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                    2,854,429
  1,600,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                    1,453,983
  2,600,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                    2,384,107
  2,500,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                    2,343,594
  2,710,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                    2,564,309
  2,690,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35                                    1,299,969
    775,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35                                      168,562
  3,311,311   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                    3,303,004
                                                                  -------------
              TOTAL COMMERCIAL MORTGAGE BACKED                       26,255,436
              (Cost $29,805,455)                                  -------------

PRIVATE LABEL MORTGAGE BACKED - 1.22%

  2,074,769   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                    1,684,454
  2,759,044   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                    2,325,652
  2,983,407   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46                                    2,163,904
                                                                  -------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED                     6,174,010
              (Cost $7,818,041)                                   -------------

CORPORATE NOTES AND BONDS - 18.52%

              BEVERAGE/FOOD - 0.35%
  2,025,000   Kraft Foods, Inc.
              6.500%, due 11/01/31                                    1,760,539
                                                                  -------------
              CONSUMER DISCRETIONARY - 0.94%
  2,000,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                    2,197,110
  1,850,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                    1,241,071
  1,600,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16                                    1,328,000
                                                                  -------------
                                                                      4,766,181
                                                                  -------------
              CONSUMER STAPLES - 0.60%
  1,055,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                    1,012,205
    620,000   PepsiCo, Inc.
              4.650%, due 02/15/13                                      629,266
  1,400,000   Safeway, Inc.
              4.125%, due 11/01/08                                    1,397,616
                                                                  -------------
                                                                      3,039,087
                                                                  -------------
              ENERGY - 1.22%
  2,000,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                    1,785,000
  1,500,000   ConocoPhillips
              6.650%, due 07/15/18                                    1,545,450

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Par Value                                                           (Note 1)
 ---------                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)
              ENERGY (CONTINUED)
$ 1,150,000   Hess Corp.
              7.875%, due 10/01/29                                $   1,124,077
    750,000   Transocean, Inc.
              6.000%, due 03/15/18                                      699,972
  1,030,000   Transocean, Inc.
              7.500%, due 04/15/31                                    1,029,956
                                                                  -------------
                                                                      6,184,455
                                                                  -------------
              FINANCE - 4.16%
  1,500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                      907,900
  1,115,000   American General Finance Corp.
              5.850%, due 06/01/13                                      463,072
    620,000   Bank of America Corp.
              5.750%, due 12/01/17                                      525,752
  1,130,000   Bear Stearns Cos., LLC/The
              7.250%, due 02/01/18                                    1,087,484
  1,450,000   CIT Group, Inc.
              7.625%, due 11/30/12                                      919,831
  2,000,000   Goldman Sachs Group, Inc./The
              6.650%, due 05/15/09                                    1,959,608
  1,350,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                    1,345,202
  1,735,000   Lehman Brothers Holdings, Inc. (E)
              5.750%, due 01/03/17                                        2,169
  1,415,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13                                    1,307,541
  2,400,000   National Rural Utilities
              Cooperative Finance Corp., Series C
              7.250%, due 03/01/12                                    2,491,416
  3,240,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11                                    3,274,188
  1,505,000   SLM Corp.
              5.125%, due 08/27/12                                      978,250
  1,000,000   Swiss Re Insurance Solutions
              Holding Corp.
              7.000%, due 02/15/26                                      881,276
    785,000   Swiss Re Insurance Solutions
              Holding Corp.
              7.750%, due 06/15/30                                      740,903
  2,000,000   US Bank NA/Cincinnati OH
              6.300%, due 02/04/14                                    1,949,722
  1,450,000   Well Fargo & Co.
              5.250%, due 10/23/12                                    1,403,112
    935,000   Western Union Co./The
              5.930%, due 10/01/16                                      840,642
                                                                  -------------
                                                                     21,078,068
                                                                  -------------
              FOOD & DRUG RETAILERS - 0.32%
  1,550,000   Medco Health Solutions, Inc.
              7.250%, due 08/15/13                                    1,643,291
                                                                  -------------
              HEALTH CARE - 2.11%
  3,950,000   Amgen, Inc.
              5.850%, due 06/01/17                                    3,791,664
  1,200,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                    1,251,986
    740,000   Genentech, Inc.
              5.250%, due 07/15/35                                      615,149
  1,320,000   Merck & Co., Inc./NJ
              5.750%, due 11/15/36                                    1,224,802
  1,500,000   Quest Diagnostics, Inc./DE
              5.450%, due 11/01/15                                    1,421,899
  1,400,000   WellPoint, Inc.
              5.000%, due 12/15/14                                    1,279,663
  1,100,000   Wyeth
              6.500%, due 02/01/34                                    1,097,161
                                                                  -------------
                                                                     10,682,324
                                                                  -------------
              INDUSTRIALS - 1.49%
    350,000   Boeing Co.
              8.625%, due 11/15/31                                      435,842
    620,000   Boeing Co.
              6.875%, due 10/15/43                                      613,897
    515,000   DR Horton, Inc.
              5.250%, due 02/15/15                                      381,100
    310,000   EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13                                      306,336
  1,000,000   Ford Motor Credit Co. LLC
              5.800%, due 01/12/09                                      949,474
  1,450,000   GMAC LLC
              7.250%, due 03/02/11                                      685,824
    780,000   Lockheed Martin Corp.
              7.650%, due 05/01/16                                      870,783
  1,150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                    1,164,902
  1,025,000   Westvaco Corp.
              8.200%, due 01/15/30                                      962,070
  1,170,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                    1,155,160
                                                                  -------------
                                                                      7,525,388
                                                                  -------------
              MEDIA - 0.65%
  1,780,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22                                    1,956,951
  1,315,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                    1,315,066
                                                                  -------------
                                                                      3,272,017
                                                                  -------------
              REAL ESTATE INVESTMENT TRUSTS - 1.36%
  2,685,000   Equity One, Inc.
              3.875%, due 04/15/09                                    2,632,481
  1,450,000   HCP, Inc.
              6.700%, due 01/30/18                                    1,216,185
  2,400,000   Nationwide Health Properties, Inc., Series D
              8.250%, due 07/01/12                                    2,555,160
    530,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                      468,476
                                                                  -------------
                                                                      6,872,302
                                                                  -------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Par Value                                                           (Note 1)
 ---------                                                           --------
CORPORATE NOTES AND BONDS (CONTINUED)
              TELECOMMUNICATIONS - 0.30%
$   960,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                $     922,486
    795,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                      612,150
                                                                  -------------
                                                                      1,534,636
                                                                  -------------
              TRANSPORTATION - 1.02%
  1,365,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                    1,512,536
  1,725,000   CSX Corp.
              6.250%, due 10/15/08                                    1,725,143
    957,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                      832,149
  1,050,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                    1,083,080
                                                                  -------------
                                                                      5,152,908
                                                                  -------------
              UTILITIES - 4.00%
  1,250,000   Consumers Energy Co.
              5.650%, due 04/15/20                                    1,124,774
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10                                    2,131,920
  1,300,000   Illinois Power Co.
              7.500%, due 06/15/09                                    1,315,821
  1,555,000   Indianapolis Power & Light Co. (C)
              6.050%, due 10/01/36                                    1,324,826
  4,000,000   MidAmerican Energy Co.
              5.650%, due 07/15/12                                    3,982,680
  1,600,000   Nevada Power Co., Series R
              6.750%, due 07/01/37                                    1,433,603
  1,365,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                    1,204,858
  2,000,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                    2,054,100
    474,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                      444,344
  1,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12                                    1,526,235
    835,000   Southwestern Electric Power Co., Series E
              5.550%, due 01/15/17                                      751,258
    620,000   Virginia Electric and Power Co.
              5.100%, due 11/30/12                                      606,887
  2,400,000   Westar Energy, Inc.
              6.000%, due 07/01/14                                    2,351,357
                                                                  -------------
                                                                     20,252,663
                                                                  -------------
              TOTAL CORPORATE NOTES AND BONDS                        93,763,859
              (Cost $104,720,735)                                 -------------

MORTGAGE BACKED - 17.99%

              FEDERAL HOME LOAN MORTGAGE CORP. - 1.86%
     84,003   8.000%, due 06/01/30 Pool # C01005                         91,112
    416,327   6.500%, due 01/01/32 Pool # C62333                        430,614
    105,795   6.500%, due 03/01/32 Pool # C65648                        109,326
  3,852,402   5.000%, due 07/01/33 Pool # A11325                      3,764,665
    416,192   6.000%, due 10/01/34 Pool # A28439                        422,617
    378,931   6.000%, due 10/01/34 Pool # A28598                        384,780
    275,420   5.000%, due 04/01/35 Pool # A32314                        268,718
    567,473   5.000%, due 04/01/35 Pool # A32315                        553,662
    450,794   5.000%, due 04/01/35 Pool # A32316                        439,823
    257,160   5.000%, due 04/01/35 Pool # A32509                        250,901
  2,787,195   5.000%, due 01/01/37 Pool # A56371                      2,717,621
                                                                  -------------
                                                                      9,433,839
                                                                  -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.09%
  1,251,630   4.000%, due 04/01/15 Pool # 255719                      1,228,577
  1,343,562   5.500%, due 04/01/16 Pool # 745444                      1,367,619
    348,786   6.000%, due 05/01/16 Pool # 582558                        357,019
  2,120,788   5.000%, due 12/01/17 Pool # 672243                      2,130,417
  2,153,183   4.500%, due 09/01/20 Pool # 835465                      2,108,061
    387,964   6.000%, due 05/01/21 Pool # 253847                        396,529
     70,254   7.000%, due 12/01/29 Pool # 762813                         74,231
    202,094   7.000%, due 11/01/31 Pool # 607515                        212,428
      2,842   7.000%, due 04/01/32 Pool # 641518                          2,986
    216,443   7.000%, due 05/01/32 Pool # 644591                        227,511
  1,223,762   6.500%, due 06/01/32 Pool # 545691                      1,264,450
  1,005,058   6.500%, due 09/01/33 Pool # 737582                      1,036,590
  1,612,583   5.500%, due 10/01/33 Pool # 254904                      1,612,858
  5,969,515   5.500%, due 11/01/33 Pool # 555880                      5,970,533
  4,601,170   5.000%, due 05/01/34 Pool # 780890                      4,493,504
     40,890   7.000%, due 07/01/34 Pool # 792636                         42,870
    635,297   5.500%, due 08/01/34 Pool # 793647                        634,809
  2,975,696   5.500%, due 03/01/35 Pool # 815976                      2,971,554
  1,531,892   5.500%, due 07/01/35 Pool # 825283                      1,529,760
    929,589   5.500%, due 08/01/35 Pool # 826872                        928,295
  1,439,644   5.000%, due 09/01/35 Pool # 820347                      1,405,057
  1,565,736   5.000%, due 09/01/35 Pool # 835699                      1,528,120
  1,963,310   5.000%, due 10/01/35 Pool # 797669                      1,916,142
  1,891,739   5.500%, due 10/01/35 Pool # 836912                      1,889,105
  2,073,960   5.000%, due 12/01/35 Pool # 850561                      2,024,134
  3,837,765   5.500%, due 12/01/35 Pool # 844583                      3,832,423
    782,897   5.500%, due 02/01/36 Pool # 851330                        781,807
  2,767,944   5.500%, due 09/01/36 Pool # 831820                      2,762,793
  3,414,681   6.000%, due 09/01/36 Pool # 831741                      3,462,587
    815,643   5.500%, due 10/01/36 Pool # 896340                        814,125
  3,554,928   5.500%, due 10/01/36 Pool # 901723                      3,548,313
  2,280,758   6.500%, due 10/01/36 Pool # 894118                      2,341,265
  2,893,321   6.000%, due 11/01/36 Pool # 902510                      2,931,573
  3,308,886   5.500%, due 12/01/36 Pool # 902853                      3,302,729
  3,153,141   5.500%, due 12/01/36 Pool # 903059                      3,147,273
  3,111,195   5.500%, due 12/01/36 Pool # 907512                      3,105,406
  3,342,934   5.500%, due 12/01/36 Pool # 907635                      3,336,714
  2,909,716   6.000%, due 12/01/36 Pool # 903002                      2,950,538
  2,620,410   5.500%, due 01/01/37 Pool # 906268                      2,615,534
  2,516,975   5.500%, due 02/01/37 Pool # 905140                      2,512,291
  2,682,853   5.500%, due 05/01/37 Pool # 899323                      2,677,710
                                                                  -------------
                                                                     81,476,240
                                                                  -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.04%
    184,521   6.500%, due 04/20/31 Pool # 003068                        189,631
                                                                  -------------
              TOTAL MORTGAGE BACKED                                  91,099,710
              (Cost $90,536,843)                                  -------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
 Par Value                                                           (Note 1)
 ---------                                                           --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.48%
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.28% (O)
$ 1,400,000   4.500%, due 01/15/14                                $   1,429,884
                                                                  -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.75% (O)
    750,000   5.250%, due 08/01/12                                      758,670
  2,500,000   6.625%, due 11/15/30                                    3,017,047
                                                                  -------------
                                                                      3,775,717
                                                                  -------------
              U.S. TREASURY BONDS - 1.33% (O)
  5,270,000   6.625%, due 02/15/27                                    6,713,485
                                                                  -------------
              U.S. TREASURY NOTES - 7.12% (O)
    700,000   2.625%, due 03/15/09                                      703,718
  1,400,000   4.875%, due 05/31/09                                    1,428,547
  1,850,000   3.875%, due 05/15/10                                    1,910,702
    500,000   4.500%, due 11/15/10                                      526,446
    500,000   4.750%, due 03/31/11                                      532,890
  3,900,000   4.875%, due 04/30/11                                    4,173,608
  6,150,000   4.625%, due 12/31/11                                    6,560,802
  3,400,000   4.625%, due 02/29/12                                    3,628,970
  2,500,000   4.000%, due 11/15/12                                    2,626,758
  1,980,000   3.625%, due 05/15/13                                    2,041,721
    310,000   4.000%, due 02/15/14                                      325,815
  2,450,000   4.250%, due 08/15/14                                    2,608,677
  3,550,000   4.500%, due 02/15/16                                    3,784,080
  1,100,000   4.625%, due 02/15/17                                    1,170,555
  3,830,000   4.500%, due 05/15/17                                    4,036,161
                                                                  -------------
                                                                     36,059,450
                                                                  -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS           47,978,536
              (Cost $44,961,057)                                  -------------

 Share
-------
INVESTMENT COMPANY - 0.53%
  2,696,044   SSgA Prime Money Market Fund                        $   2,696,044
                                                                  -------------
              TOTAL INVESTMENT COMPANY                                2,696,044
              (Cost $2,696,044)                                   -------------

COLLATERAL FOR SECURITIES ON LOAN - 15.35%

 77,747,717   State Street Navigator Securities
              Lending Prime Portfolio (I)                            77,747,717
                                                                  -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                77,747,717
              (Cost $77,747,717)                                  -------------

TOTAL INVESTMENTS - 114.71%                                         580,778,577
(Cost $596,395,731**)                                             -------------

NET OTHER ASSETS AND LIABILITIES - (14.71)%                         (74,459,558)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 506,319,019
                                                                  =============

----------------------------------

        **    Aggregate cost for Federal tax purposes was $597,628,127.
       (C)    Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
       (D)    Notes and bonds, issued by foreign entities, denominated in U.S.
              dollars. The aggregate of these securities is 0.72% of total net assets.
       (E)    In default. Issuer is bankrupt.
       (G)    Floating rate or variable rate note. Rate shown is as of September
              30, 2008.
       (I)    Represents investments of cash collateral received in connection with securities lending.
       (M)    Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated
              level, the issuer will either initiate a clean-up call or
              increase the stated interest rate.
       (O)    All (or portion of security) on loan.
       ADR    American Depositary Receipt.
       PLC    Public Limited Company.
      REIT    Real Estate Investment Trust

              The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS - 97.11%
              CONSUMER DISCRETIONARY - 5.72%
     93,100   Carnival Corp.                                      $   3,291,085
    234,442   Comcast Corp., Class A                                  4,602,096
    146,200   Eastman Kodak Co. (O)                                   2,248,556
     93,300   General Motors Corp. (O)                                  881,685
    109,700   Home Depot, Inc.                                        2,840,133
     48,500   Johnson Controls, Inc. (O)                              1,471,005
    221,500   Lowe's Cos., Inc.                                       5,247,335
    233,900   News Corp., Class A                                     2,804,461
     54,800   Nordstrom, Inc. (O)                                     1,579,336
     90,100   Omnicom Group, Inc.                                     3,474,256
     58,400   Target Corp. (O)                                        2,864,520
    121,900   Time Warner Cable, Inc., Class A (O)*                   2,949,980
    467,700   Time Warner, Inc.                                       6,131,547
     85,700   Viacom, Inc., Class B *                                 2,128,788
    182,700   Walt Disney Co./The                                     5,607,063
                                                                  -------------
                                                                     48,121,846
                                                                  -------------
              CONSUMER STAPLES - 10.65%
    166,400   Altria Group, Inc.                                      3,301,376
     34,500   Anheuser-Busch Cos., Inc.                               2,238,360
    109,000   Archer-Daniels-Midland Co. (O)                          2,388,190
     33,000   Clorox Co.                                              2,068,770
    123,700   Coca-Cola Co./The                                       6,541,256
     32,100   Costco Wholesale Corp.                                  2,084,253
    126,600   CVS/Caremark Corp.                                      4,261,356
     27,400   Energizer Holdings, Inc. *                              2,207,070
     57,800   General Mills, Inc.                                     3,972,016
     89,600   HJ Heinz Co.                                            4,477,312
     36,000   Kellogg Co.                                             2,019,600
     37,700   Kimberly-Clark Corp.                                    2,444,468
    272,857   Kraft Foods, Inc., Class A                              8,936,067
     20,100   Lorillard, Inc.                                         1,430,115
     71,200   Molson Coors Brewing Co., Class B                       3,328,600
     46,800   Philip Morris International, Inc.                       2,251,080
    345,500   Procter & Gamble Co.                                   24,077,895
    192,200   Wal-Mart Stores, Inc.                                  11,510,858
                                                                  -------------
                                                                     89,538,642
                                                                  -------------
              ENERGY - 16.16%
     83,900   Anadarko Petroleum Corp.                                4,069,989
     82,400   Apache Corp.                                            8,592,672
     50,800   Chesapeake Energy Corp. (O)                             1,821,688
    324,346   Chevron Corp.                                          26,752,058
    246,700   ConocoPhillips                                         18,070,775
     91,500   Devon Energy Corp.                                      8,344,800
     29,400   EOG Resources, Inc.                                     2,630,124
    620,400   Exxon Mobil Corp.                                      48,180,264
    124,900   Marathon Oil Corp.                                      4,979,763
     50,500   Nabors Industries, Ltd. *                               1,258,460
     33,700   Schlumberger, Ltd.                                      2,631,633
     59,900   Valero Energy Corp.                                     1,814,970
     78,000   Williams Cos., Inc.                                     1,844,700
    105,000   XTO Energy, Inc.                                        4,884,600
                                                                  -------------
                                                                    135,876,496
                                                                  -------------
              FINANCIALS - 26.34%
     82,326   Allstate Corp./The                                      3,796,875
    354,200   American International Group, Inc. (O)                  1,179,486
     84,500   AON Corp.                                               3,799,120
     37,200   Arch Capital Group, Ltd. *                              2,716,716
     17,800   Assurant, Inc.                                            979,000
    652,842   Bank of America Corp.                                  22,849,470
    194,200   Bank of New York Mellon Corp./The                       6,327,036
    160,800   BB&T Corp. (O)                                          6,078,240
     19,400   BlackRock, Inc. (O)                                     3,773,300
     18,300   Boston Properties, Inc., REIT (O)                       1,713,978
     53,000   Capital One Financial Corp. (O)                         2,703,000
     54,100   Chubb Corp.                                             2,970,090
    927,014   Citigroup, Inc.                                        19,013,057
     69,400   Equity Residential, REIT (O)                            3,082,054
     74,300   Goldman Sachs Group, Inc./The                           9,510,400
    116,700   Hartford Financial Services Group, Inc.                 4,783,533
    602,088   JPMorgan Chase & Co.                                   28,117,510
     78,400   Marsh & McLennan Cos., Inc.                             2,489,984
    187,200   Merrill Lynch & Co., Inc.                               4,736,160
    152,600   MetLife, Inc. (O)                                       8,545,600
    160,000   Morgan Stanley (O)                                      3,680,000
     66,200   PNC Financial Services Group, Inc.                      4,945,140
     63,400   Prologis, REIT (O)                                      2,616,518
     95,800   Prudential Financial, Inc.                              6,897,600
    118,500   Regions Financial Corp. (O)                             1,137,600
     25,200   Simon Property Group, Inc., REIT (O)                    2,444,400
     86,300   State Street Corp.                                      4,908,744
     26,000   SunTrust Banks, Inc. (O)                                1,169,740
    207,400   Travelers Cos., Inc./The                                9,374,480
     57,400   Unum Group                                              1,440,740
    426,100   US Banccorp (O)                                        15,348,122
     50,500   Vornado Realty Trust, REIT (O)                          4,592,975
    185,500   Wachovia Corp. (O)                                        649,250
    583,900   Wells Fargo & Co.                                      21,913,767
     65,100   XL Capital, Ltd., Class A (O)                           1,167,894
                                                                  -------------
                                                                    221,451,579
                                                                  -------------
              HEALTH CARE - 11.57%
    151,300   Amgen, Inc. *                                           8,967,551
     69,100   Coventry Health Care, Inc. *                            2,249,205
     79,575   Covidien, Ltd.                                          4,277,952
    140,700   Eli Lilly & Co.                                         6,195,021
     63,800   Hologic, Inc. *                                         1,233,254
     87,200   Invitrogen Corp. (O)*                                   3,296,160
    362,000   Johnson & Johnson                                      25,079,360
     50,000   Medco Health Solutions, Inc. *                          2,250,000
    220,600   Merck & Co., Inc./NJ                                    6,962,136
    974,900   Pfizer, Inc.                                           17,977,156
    169,800   Schering-Plough Corp.                                   3,136,206
     85,700   Thermo Fisher Scientific, Inc. *                        4,713,500
     73,800   WellPoint, Inc. *                                       3,451,626
    203,200   Wyeth                                                   7,506,208
                                                                  -------------
                                                                     97,295,335
                                                                  -------------
              INDUSTRIALS - 9.25%
     26,200   Deere & Co.                                             1,296,900
     45,300   Emerson Electric Co.                                    1,847,787
     29,900   FedEx Corp.                                             2,363,296

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS (CONTINUED)
              INDUSTRIALS (CONTINUED)
  1,455,900   General Electric Co.                                $  37,125,450
     83,600   Illinois Tool Works, Inc. (O)                           3,716,020
     62,300   Ingersoll-Rand Co., Ltd., Class A                       1,941,891
     21,400   L-3 Communications Holdings, Inc.                       2,104,048
     52,600   Norfolk Southern Corp.                                  3,482,646
     63,100   Northrop Grumman Corp.                                  3,820,074
     88,900   Raytheon Co.                                            4,757,039
    127,500   Southwest Airlines Co.                                  1,850,025
     57,675   Tyco International, Ltd.                                2,019,779
    110,500   United Technologies Corp.                               6,636,630
    153,900   Waste Management, Inc.                                  4,846,311
                                                                  -------------
                                                                     77,807,896
                                                                  -------------
              INFORMATION TECHNOLOGY - 3.57%
     66,000   Automatic Data Processing, Inc.                         2,821,500
     66,800   Computer Sciences Corp. *                               2,684,692
    124,800   EMC Corp./Massachusetts *                               1,492,608
     70,735   Hewlett-Packard Co.                                     3,270,786
    173,100   Intel Corp.                                             3,242,163
     39,000   International Business Machines Corp.                   4,561,440
     91,400   Maxim Integrated Products, Inc.                         1,654,340
     73,400   Microsoft Corp.                                         1,959,046
    321,100   Motorola, Inc.                                          2,292,654
     47,300   Novellus Systems, Inc. *                                  928,972
     66,400   Seagate Technology                                        804,768
    104,500   Symantec Corp. *                                        2,046,110
     82,600   Tyco Electronics, Ltd.                                  2,284,716
                                                                  -------------
                                                                     30,043,795
                                                                  -------------
              MATERIALS - 3.51%
     47,700   Air Products & Chemicals, Inc.                          3,266,973
    105,500   Alcoa, Inc.                                             2,382,190
     19,500   Cytec Industries, Inc.                                    758,745
    108,100   Dow Chemical Co./The (O)                                3,435,418
    169,500   EI Du Pont de Nemours & Co.                             6,830,850
     91,496   Freeport-McMoRan Copper & Gold, Inc.                    5,201,548
     81,600   Nucor Corp.                                             3,223,200
     72,400   Weyerhaeuser Co. (O)                                    4,385,992
                                                                  -------------
                                                                     29,484,916
                                                                  -------------
              TELECOMMUNICATION SERVICES - 5.02%
    830,687   AT&T, Inc.                                             23,192,781
     29,500   Embarq Corp.                                            1,196,225
    233,800   Qwest Communications International, Inc. (O)              755,174
    384,700   Sprint Nextel Corp. (O)                                 2,346,670
     66,000   TELUS Corp.                                             2,346,960
    384,335   Verizon Communications, Inc.                           12,333,310
                                                                  -------------
                                                                     42,171,120
                                                                  -------------
              UTILITIES - 5.32%
     86,700   American Electric Power Co., Inc.                       3,210,501
    283,200   Duke Energy Corp.                                       4,936,176
     88,300   Edison International                                    3,523,170
     58,200   Exelon Corp.                                            3,644,484
     57,700   FirstEnergy Corp.                                       3,865,323
     90,000   FPL Group, Inc.                                         4,527,000
     59,400   NSTAR                                                   1,989,900
     97,400   PG&E Corp.                                              3,647,630
     94,300   Public Service Enterprise Group, Inc.                   3,092,097
     18,700   Questar Corp.                                             765,204
     99,200   Sempra Energy                                           5,006,624
    173,500   Southern Co.                                            6,539,215
                                                                  -------------
                                                                     44,747,324
                                                                  -------------
              TOTAL COMMON STOCKS                                   816,538,949
              (Cost $800,792,627)                                 -------------

INVESTMENT COMPANIES - 2.65%

     97,800   iShares Russell 1000 Value Index Fund ETF (O)           6,248,442
    126,300   SPDR Trust Series 1 ETF (O)                            14,649,537
  1,396,198   SSgA Prime Money Market Fund                            1,396,198
                                                                  -------------
              TOTAL INVESTMENT COMPANIES                             22,294,177
              (Cost $24,249,765)                                  -------------

COLLATERAL FOR SECURITIES ON LOAN - 13.10%

110,186,664   State Street Navigator Securities
              Lending Prime Portfolio (I)                           110,186,664
                                                                  -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN               110,186,664
              (Cost $110,186,664)                                 -------------

TOTAL INVESTMENTS - 112.86%                                         949,019,790
(Cost $935,229,056**)                                             -------------
NET OTHER ASSETS AND LIABILITIES - (12.86)%                        (108,123,530)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 840,896,260
                                                                  =============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $935,816,371.
       (I)    Represents investments of cash collateral received in connection with securities lending.
       (O)    All (or portion of security) on loan.
       ETF    Exchange Traded Fund.
      REIT    Real Estate Investment Trust.

              The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS - 98.92%
              CONSUMER DISCRETIONARY - 7.13%
     27,200   Amazon.com, Inc. *                                  $   1,979,072
     30,100   Coach, Inc. *                                             753,704
     52,600   Harley-Davidson, Inc. (O)                               1,961,980
    649,800   Interpublic Group of Cos., Inc. (O)*                    5,035,950
    131,000   Kohl's Corp. *                                          6,036,480
     17,080   Lamar Advertising Co., Class A (O)*                       527,601
     94,500   McDonald's Corp.                                        5,830,650
     87,700   Polo Ralph Lauren Corp. (O)                             5,844,328
    164,500   Staples, Inc.                                           3,701,250
    110,300   Tiffany & Co. (O)                                       3,917,856
                                                                  -------------
                                                                     35,588,871
                                                                  -------------
              CONSUMER STAPLES - 11.39%
    256,400   Coca-Cola Co./The                                      13,558,432
    173,100   Colgate-Palmolive Co.                                  13,043,085
     41,800   Costco Wholesale Corp. (O)                              2,714,074
      9,800   Hansen Natural Corp. (O)*                                 296,450
    293,700   Philip Morris International, Inc.                      14,126,970
    218,700   Wal-Mart Stores, Inc.                                  13,097,943
                                                                  -------------
                                                                     56,836,954
                                                                  -------------
              ENERGY - 10.21%
     28,000   Cabot Oil & Gas Corp.                                   1,011,920
     57,400   Cameron International Corp. *                           2,212,196
     16,500   Consol Energy, Inc.                                       757,185
     17,700   Diamond Offshore Drilling, Inc. (O)                     1,824,162
     29,600   EOG Resources, Inc.                                     2,648,016
     83,000   Halliburton Co.                                         2,688,370
     38,100   Hess Corp.                                              3,127,248
     57,200   National Oilwell Varco, Inc. *                          2,873,156
     48,100   Noble Corp.                                             2,111,590
     83,400   Occidental Petroleum Corp.                              5,875,530
     50,300   Peabody Energy Corp. (O)                                2,263,500
    152,200   PetroHawk Energy Corp. *                                3,292,086
     14,400   Plains Exploration & Production Co.*                      506,304
     16,300   Quicksilver Resources, Inc. *                             319,969
     27,400   Range Resources Corp.                                   1,174,638
    111,100   Schlumberger, Ltd.                                      8,675,799
     44,800   Southwestern Energy Co. *                               1,368,192
     32,161   Transocean, Inc. (O)                                    3,532,564
    114,400   Weatherford International, Ltd. *                       2,876,016
     39,566   XTO Energy, Inc.                                        1,840,611
                                                                  -------------
                                                                     50,979,052
                                                                  -------------
              FINANCIALS - 3.90%
     41,000   Aflac, Inc.                                             2,408,750
     38,000   BlackRock, Inc. (O)                                     7,391,000
    120,900   Charles Schwab Corp./The (O)                            3,143,400
      5,100   CME Group, Inc.                                         1,894,701
      4,900   Goldman Sachs Group, Inc./The                             627,200
     11,300   IntercontinentalExchange, Inc. *                          911,684
     11,400   Mastercard, Inc., Class A (O)                           2,021,562
     15,200   Northern Trust Corp.                                    1,097,440
                                                                  -------------
                                                                     19,495,737
                                                                  -------------
              HEALTH CARE - 18.07%
     75,600   Baxter International, Inc.                              4,961,628
     25,300   Biogen Idec, Inc. *                                     1,272,337
    131,300   Bristol-Myers Squibb Co.                                2,737,605
     69,700   Celgene Corp. *                                         4,410,616
     20,700   Covance, Inc. (O)*                                      1,830,087
    135,200   Express Scripts, Inc. *                                 9,980,464
     52,600   Gen-Probe, Inc. *                                       2,790,430
    154,000   Genentech, Inc. *                                      13,656,720
     73,000   Genzyme Corp. *                                         5,904,970
     77,700   Gilead Sciences, Inc. *                                 3,541,566
     50,800   Health Net, Inc. *                                      1,198,880
    269,600   Hologic, Inc. (O)*                                      5,211,368
      3,200   Intuitive Surgical, Inc. *                                771,136
    130,200   Johnson & Johnson                                       9,020,256
     97,199   Medtronic, Inc.                                         4,869,670
    430,581   Schering-Plough Corp.                                   7,952,831
     66,700   St. Jude Medical, Inc. *                                2,900,783
     28,100   Stryker Corp.                                           1,750,630
    136,000   Vertex Pharmaceuticals, Inc. *                          4,520,640
     13,900   Zimmer Holdings, Inc. *                                   897,384
                                                                  -------------
                                                                     90,180,001
                                                                  -------------
              INDUSTRIALS - 10.26%
     64,300   Boeing Co.                                              3,687,605
     28,700   Burlington Northern Santa Fe Corp.                      2,652,741
     59,700   Caterpillar, Inc.                                       3,558,120
     35,000   CH Robinson Worldwide, Inc. (O)                         1,783,600
     38,500   CSX Corp.                                               2,100,945
     43,800   Deere & Co.                                             2,168,100
     68,000   Emerson Electric Co.                                    2,773,720
     38,000   Expeditors International of Washington, Inc. (O)        1,323,920
     15,400   Flowserve Corp.                                         1,367,058
    377,600   General Electric Co.                                    9,628,800
     66,900   Honeywell International, Inc.                           2,779,695
     25,900   Joy Global, Inc.                                        1,169,126
    198,800   Quanta Services, Inc. (O)*                              5,369,588
     55,900   Union Pacific Corp.                                     3,977,844
     80,800   United Parcel Service, Inc., Class B                    5,081,512
     20,700   WW Grainger, Inc.                                       1,800,279
                                                                  -------------
                                                                     51,222,653
                                                                  -------------
              INFORMATION TECHNOLOGY - 33.19%
     72,700   Adobe Systems, Inc. *                                   2,869,469
     73,200   Affiliated Computer Services, Inc., Class A *           3,706,116
     25,500   Akamai Technologies, Inc. *                               444,720
     68,100   Altera Corp.                                            1,408,308
     79,400   Apple, Inc. *                                           9,024,604
    923,400   Cisco Systems, Inc. (O)*                               20,831,904
     63,800   Citrix Systems, Inc. *                                  1,611,588
    149,900   Corning, Inc.                                           2,344,436
    136,700   Dell, Inc. *                                            2,252,816
     67,100   eBay, Inc. *                                            1,501,698
    157,100   EMC Corp./Massachusetts *                               1,878,916
      6,500   First Solar, Inc. *                                     1,227,915
     37,000   Google, Inc., Class A *                                14,819,240
    703,400   Intel Corp.                                            13,174,682

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS (CONTINUED)
              INFORMATION TECHNOLOGY (CONTINUED)
    167,400   International Business Machines Corp.               $  19,579,104
     58,000   Kla-Tencor Corp. (O)                                    1,835,700
    663,105   Maxim Integrated Products, Inc.                        12,002,200
    125,700   Microchip Technology, Inc. (O)                          3,699,351
    707,800   Microsoft Corp.                                        18,891,182
     64,400   Novellus Systems, Inc. *                                1,264,816
     93,100   Nuance Communication, Inc. *                            1,134,889
    387,600   Oracle Corp. *                                          7,872,156
    238,100   QUALCOMM, Inc.                                         10,231,157
      5,100   Research in Motion, Ltd. *                                348,330
     22,400   Salesforce.com, Inc. (O)*                               1,084,160
    125,000   Texas Instruments, Inc.                                 2,687,500
     76,400   Varian Semiconductor Equipment
              Associates, Inc. (O)*                                   1,919,168
     61,300   Visa, Inc., A Shares                                    3,763,207
    131,400   Yahoo!, Inc. *                                          2,273,220
                                                                  -------------
                                                                    165,682,552
                                                                  -------------

              MATERIALS - 3.75%
     10,400   AK Steel Holding Corp.                                    269,568
     57,800   Alcoa, Inc.                                             1,305,124
      9,300   Cleveland-Cliffs, Inc.                                    492,342
     39,400   Freeport-McMoRan Copper & Gold, Inc.                    2,239,890
     48,000   Monsanto Co.                                            4,751,040
     14,200   Mosaic Co./The                                            965,884
     94,100   Nucor Corp.                                             3,716,950
     58,500   Praxair, Inc.                                           4,196,790
     10,100   United States Steel Corp.                                 783,861
                                                                  -------------
                                                                     18,721,449
                                                                  -------------
              TELECOMMUNICATION SERVICES - 0.21%
     21,600   NII Holdings, Inc. *                                      819,072
      6,800   Telephone & Data Systems, Inc.                            243,100
                                                                  -------------
                                                                      1,062,172
                                                                  -------------

              UTILITIES - 0.81%
     47,200   FPL Group, Inc.                                         2,374,160
     32,700   Sempra Energy (O)                                       1,650,369
                                                                  -------------
                                                                      4,024,529
                                                                  -------------
              TOTAL COMMON STOCKS                                   493,793,970
              (Cost $500,080,472)                                 -------------

INVESTMENT COMPANIES - 1.40%

     59,300   iShares Russell 1000 Growth Index Fund ETF (O)          2,879,015
  4,109,797   SSgA Prime Money Market Fund                            4,109,797
                                                                  -------------
              TOTAL INVESTMENT COMPANIES                              6,988,812
              (Cost $7,333,078)                                   -------------

COLLATERAL FOR SECURITIES ON LOAN - 16.69%

 83,318,190   State Street Navigator Securities
              Lending Prime Portfolio (I)                            83,318,190
                                                                  -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                83,318,190
              (Cost $83,318,190)                                  -------------

TOTAL INVESTMENTS - 117.01%                                         584,100,972
(Cost $590,731,740**)                                             -------------
NET OTHER ASSETS AND LIABILITIES - (17.01)%                         (84,927,216)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 499,173,756
                                                                  =============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $593,838,999.
       (I)    Represents investments of cash collateral received in connection with securities lending.
       (O)    All (or portion of security) on loan.
       ETF    Exchange Traded Fund.

              The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS - 97.27%
              CONSUMER DISCRETIONARY - 11.85%
     17,400   Arbitron, Inc.                                      $     777,606
     14,900   Autoliv, Inc.                                             502,875
     34,200   Carnival Corp.                                          1,208,970
     53,000   Cato Corp./The, Class A                                   930,150
     32,300   CBS Corp.                                                 470,934
     17,800   CEC Entertainment, Inc. (O)*                              590,960
     17,600   Choice Hotels International, Inc. (O)                     476,960
     78,100   Eastman Kodak Co. (O)                                   1,201,178
    148,419   Ford Motor Co. (O)*                                       771,779
     20,200   Fortune Brands, Inc.                                    1,158,672
     30,200   Gap, Inc./The                                             536,956
     39,100   General Motors Corp. (O)                                  369,495
     24,900   Genuine Parts Co.                                       1,001,229
     48,500   Hibbett Sports, Inc. (O)*                                 970,970
    115,100   Interpublic Group of Cos., Inc. (O)*                      892,025
     25,000   JC Penney Co., Inc.                                       833,500
     32,300   KB Home (O)                                               635,664
     61,300   Liberty Media Corp. - Interactive, Series A (S)*          791,383
    104,900   Mattel, Inc.                                            1,892,396
     14,900   Matthews International Corp., Class A (O)                 756,026
     51,800   Modine Manufacturing Co. (O)                              750,064
     24,000   Nordstrom, Inc. (O)                                       691,680
     66,600   O'Reilly Automotive, Inc. *                             1,782,882
     14,700   Royal Caribbean Cruises, Ltd. (O)                         305,025
     35,400   Saks, Inc. (O)*                                           327,450
     33,200   Scripps Networks Interactive, Inc., Class A             1,205,492
     39,900   Sonic Corp. (O)*                                          581,343
     81,900   Stage Stores, Inc. (O)                                  1,118,754
     38,900   Tempur-Pedic International, Inc. (O)                      457,464
     55,400   TJX Cos., Inc.                                          1,690,808
     35,400   Valassis Communications, Inc. (O)*                        306,564
     12,700   VF Corp.                                                  981,837
     98,500   Virgin Media, Inc. (O)                                    778,150
                                                                  -------------
                                                                     27,747,241
                                                                  -------------
              CONSUMER STAPLES - 9.12%
     19,000   Bunge, Ltd. (O)                                         1,200,420
     43,400   Casey's General Stores, Inc.                            1,309,378
     19,900   Clorox Co.                                              1,247,531
     65,900   ConAgra Foods, Inc.                                     1,282,414
     58,800   Constellation Brands, Inc., Class A *                   1,261,848
     29,800   Costco Wholesale Corp. (O)                              1,934,914
     22,000   CVS/Caremark Corp.                                        740,520
     13,700   Energizer Holdings, Inc. *                              1,103,535
     23,300   Herbalife, Ltd. (O)                                       920,816
     32,800   HJ Heinz Co.                                            1,639,016
     27,100   Hormel Foods Corp.                                        983,188
     37,800   Lance, Inc. (O)                                           857,682
     23,900   Lorillard, Inc.                                         1,700,485
     44,500   Molson Coors Brewing Co., Class B                       2,080,375
     49,400   Safeway, Inc. (O)                                       1,171,768
     51,600   Sara Lee Corp.                                            651,708
     43,100   Tyson Foods, Inc., Class A                                514,614
     11,400   UST, Inc. (O)                                             758,556
                                                                  -------------
                                                                     21,358,768
                                                                  -------------
              ENERGY - 6.20%
     64,600   BJ Services Co.                                         1,235,798
     35,800   Chesapeake Energy Corp. (O)                             1,283,788
     97,600   El Paso Corp. (O)                                       1,245,376
     35,300   Forest Oil Corp. (O)*                                   1,750,880
     26,100   Helmerich & Payne, Inc.                                 1,127,259
     44,000   Nabors Industries, Ltd. *                               1,096,480
     23,000   Newfield Exploration Co. (O)*                             735,770
     27,000   Noble Energy, Inc.                                      1,500,930
     11,500   Overseas Shipholding Group, Inc. (O)                      670,565
     62,500   PetroHawk Energy Corp. *                                1,351,875
     19,500   Plains Exploration & Production Co. (O)*                  685,620
     23,400   St. Mary Land & Exploration Co. (O)                       834,210
     37,100   Tesoro Corp. (O)                                          611,779
      5,300   Whiting Petroleum Corp. *                                 377,678
                                                                  -------------
                                                                     14,508,008
                                                                  -------------
              FINANCIALS - 27.64%
     47,100   American Capital, Ltd. (O)                              1,201,521
     85,900   Annaly Capital Management, Inc., REIT                   1,155,355
     65,800   AON Corp.                                               2,958,368
     21,100   Arch Capital Group, Ltd. *                              1,540,933
     64,099   Ares Capital Corp. (O)                                    668,553
     35,300   Asset Acceptance Capital Corp. (O)*                       372,062
     38,176   Associated Banc-Corp. (O)                                 761,611
     29,200   Assurant, Inc.                                          1,606,000
     33,400   Assured Guaranty, Ltd. (O)                                543,084
     17,400   AvalonBay Communities, Inc., REIT (O)                   1,712,508
     48,900   Axis Capital Holdings, Ltd.                             1,550,619
     11,700   BlackRock, Inc. (O)                                     2,275,650
     21,700   Boston Properties, Inc., REIT (O)                       2,032,422
     19,000   Credit Acceptance Corp. (O)*                              323,000
     40,150   Delphi Financial Group, Inc., Class A (O)               1,125,806
     32,200   Discover Financial Services (O)                           445,004
     43,400   Equity Residential, REIT (O)                            1,927,394
     15,500   Everest Re Group, Ltd.                                  1,341,215
     89,900   Fifth Third Bancorp (O)                                 1,069,810
     21,400   Financial Federal Corp. (O)                               490,488
     10,900   First Midwest Bankcorp, Inc./IL (O)                       264,216
     75,700   Hudson City Bancorp, Inc.                               1,396,665
     26,750   International Bancshares Corp. (O)                        722,250
     15,800   IPC Holdings, Ltd. (O)                                    477,318
     57,200   JPMorgan Chase & Co.                                    2,671,240
     85,500   Keycorp                                                 1,020,870
     31,000   Kimco Realty Corp., REIT (O)                            1,145,140
     15,200   Legg Mason, Inc.                                          578,512
     13,800   Leucadia National Corp. (O)                               627,072
     15,100   M&T Bank Corp. (O)                                      1,347,675
     46,700   Marsh & McLennan Cos., Inc.                             1,483,192
     28,898   Marshall & Ilsley Corp. (O)                               582,295
     13,600   MB Financial, Inc. (O)                                    449,752
    242,000   National City Corp. (O)                                   423,500
     21,238   NewAlliance Bancshares, Inc. (O)                          319,207
     53,800   People's United Financial, Inc.                         1,035,650
     21,900   Platinum Underwriters Holdings, Ltd.                      777,012
     46,100   Principal Financial Group, Inc.                         2,004,889
     65,900   Progressive Corp./The                                   1,146,660
     44,700   Prologis, REIT (O)                                      1,844,769
      6,500   PS Business Parks, Inc., REIT                             374,400
     14,500   Public Storage, REIT (O)                                1,435,645

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS (CONTINUED)
              FINANCIALS (CONTINUED)
     46,501   RAIT Investment Trust, REIT (O)                     $     255,290
     37,200   Realty Income Corp., REIT (O)                             952,320
     35,300   Regions Financial Corp. (O)                               338,880
     22,000   Reinsurance Group of America,
              Inc., Class A (O)                                       1,188,000
      9,400   Simon Property Group, Inc., REIT (O)                      911,800
     18,400   SL Green Realty Corp., REIT                             1,192,320
     53,600   Sovereign Bancorp, Inc. (O)                               211,720
     31,600   Torchmark Corp.                                         1,889,680
    106,000   Unum Group                                              2,660,600
     37,300   US Banccorp                                             1,343,546
     41,200   U-Store-It Trust, REIT (O)                                505,524
     10,700   Ventas, Inc., REIT (O)                                    528,794
     29,100   Vornado Realty Trust, REIT                              2,646,645
     37,300   Webster Financial Corp. (O)                               941,825
      9,400   Westamerica Bancorporation (O)                            540,782
     47,700   WR Berkley Corp.                                        1,123,335
     14,900   XL Capital, Ltd., Class A (O)                             267,306
                                                                  -------------
                                                                     64,727,699
                                                                  -------------
              HEALTH CARE - 6.76%
     16,800   AmerisourceBergen Corp.                                   632,520
     21,400   Amsurg Corp. *                                            545,058
     33,000   Applied Biosystems, Inc. (S)                            1,130,250
      9,271   Barr Pharmaceuticals, Inc. *                              605,396
     29,400   Centene Corp. (O)*                                        602,994
      7,600   Charles River Laboratories
              International, Inc. *                                     422,028
     38,900   Coventry Health Care, Inc. *                            1,266,195
     34,100   Forest Laboratories, Inc. *                               964,348
     52,100   Health Net, Inc. *                                      1,229,560
    122,900   Hologic, Inc. *                                         2,375,657
     21,400   Humana, Inc. *                                            881,680
     32,800   Invitrogen Corp. (O)*                                   1,239,840
     30,900   Orthofix International N.V. (O)*                          575,667
     85,519   Schering-Plough Corp.                                   1,579,536
     79,800   Universal American Corp./NY (O)*                          972,762
     22,000   Wyeth                                                     812,680
                                                                  -------------
                                                                     15,836,171
                                                                  -------------
              INDUSTRIALS - 9.88%
     66,200   ACCO Brands Corp. (O)*                                    499,148
     16,300   Acuity Brands, Inc. (O)                                   680,688
     29,400   Albany International Corp., Class A (O)                   803,502
     59,000   Allied Waste Industries, Inc. *                           655,490
     52,725   Belden, Inc. (O)                                        1,676,128
     57,500   Carlisle Cos., Inc. (O)                                 1,723,275
     24,200   Cooper Industries, Ltd., Class A                          966,790
     22,300   Dover Corp.                                               904,265
     14,000   Eaton Corp.                                               786,520
     16,440   ESCO Technologies, Inc. (O)*                              791,915
     14,400   Gardner Denver, Inc. *                                    499,968
     13,400   GATX Corp.                                                530,238
     12,087   Genesee & Wyoming, Inc., Class A (O)*                     453,504
     20,200   Graco, Inc. (O)                                           719,322
     38,500   Ingersoll-Rand Co., Ltd., Class A                       1,200,045
     26,300   ITT Corp.                                               1,462,543
     31,900   KBR, Inc.                                                 487,113
     10,800   L-3 Communications Holdings, Inc.                       1,061,856
     41,700   Mueller Industries, Inc.                                  959,517
      6,200   Norfolk Southern Corp.                                    410,502
     15,300   Parker Hannifin Corp.                                     810,900
     18,700   RR Donnelley & Sons Co.                                   458,711
     13,000   Simpson Manufacturing Co., Inc. (O)                       352,170
    108,900   Southwest Airlines Co.                                  1,580,139
     23,300   United Stationers, Inc. *                               1,114,439
     11,100   URS Corp. *                                               407,037
     13,200   WW Grainger, Inc.                                       1,148,004
                                                                  -------------
                                                                     23,143,729
                                                                  -------------
              INFORMATION TECHNOLOGY - 7.76%
     28,400   Affiliated Computer Services,
              Inc., Class A *                                         1,437,892
     44,700   Arrow Electronics, Inc. *                               1,172,034
     93,300   Brocade Communications Systems, Inc. *                    543,006
     59,400   CA, Inc.                                                1,185,624
     39,100   Computer Sciences Corp. *                               1,571,429
     12,400   Diebold, Inc.                                             410,564
     32,400   Electronics for Imaging, Inc. *                           451,332
     36,000   Intersil Corp., Class A                                   596,880
     90,100   Maxim Integrated Products, Inc.                         1,630,810
     22,300   MAXIMUS, Inc.                                             821,532
     45,500   Molex, Inc. (O)                                         1,021,475
     49,500   NAM TAI Electronics, Inc.                                 404,415
     40,900   Novellus Systems, Inc. *                                  803,276
     20,900   SanDisk Corp. (O)*                                        408,595
     52,200   Seagate Technology                                        632,664
     78,800   Sun Microsystems, Inc. *                                  598,880
     44,100   Synopsys, Inc. *                                          879,795
     24,200   Teradata Corp. *                                          471,900
     39,900   Websense, Inc. (O)*                                       891,765
    105,400   Xerox Corp.                                             1,215,262
     50,500   Xyratex, Ltd. *                                           562,065
     16,100   Zebra Technologies Corp., Class A (O)*                    448,385
                                                                  -------------
                                                                     18,159,580
                                                                  -------------
              MATERIALS - 5.22%
     13,400   Air Products & Chemicals, Inc.                            917,766
     20,800   Alcoa, Inc.                                               469,664
     17,600   Aptargroup, Inc. (O)                                      688,336
     29,900   Celanese Corp., Series A                                  834,509
      5,700   Compass Minerals International, Inc.                      298,623
      9,900   Deltic Timber Corp. (O)                                   630,036
     25,000   Ecolab, Inc.                                            1,213,000
     18,600   EI Du Pont de Nemours & Co.                               749,580
     18,265   Freeport-McMoRan Copper & Gold, Inc.                    1,038,365
      9,300   Mosaic Co./The                                            632,586
     24,900   Nucor Corp.                                               983,550
     31,700   Owens-Illinois, Inc. *                                    931,980
     16,800   Sigma-Aldrich Corp.                                       880,656
     32,300   Weyerhaeuser Co. (O)                                    1,956,734
                                                                  -------------
                                                                     12,225,385
                                                                  -------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS (CONTINUED)
              TELECOMMUNICATION SERVICES - 1.31%
     22,000   Crown Castle International Corp. *                  $     637,340
     18,300   Embarq Corp.                                              742,065
      9,700   NII Holdings, Inc. *                                      367,824
    161,500   Qwest Communications International, Inc. (O)              521,645
     14,300   Telephone & Data Systems, Inc.                            511,225
     26,300   Windstream Corp.                                          287,722
                                                                  -------------
                                                                      3,067,821
                                                                  -------------

              UTILITIES - 11.53%
     35,300   Ameren Corp.                                            1,377,759
     78,000   American Electric Power Co., Inc.                       2,888,340
     14,800   Atmos Energy Corp.                                        393,976
     60,300   Edison International                                    2,405,970
      9,200   Entergy Corp.                                             818,892
     13,400   New Jersey Resources Corp. (O)                            480,926
     35,000   NRG Energy, Inc. (O)*                                     866,250
     55,000   NSTAR                                                   1,842,500
     37,200   Oneok, Inc.                                             1,279,680
     68,900   PG&E Corp.                                              2,580,305
     53,100   Progress Energy, Inc. (O)                               2,290,203
     31,600   Questar Corp.                                           1,293,072
     50,300   Sempra Energy                                           2,538,641
     26,200   UGI Corp.                                                 675,436
     18,100   Unisource Energy Corp.                                    528,339
     29,400   Westar Energy, Inc. (O)                                   677,376
     13,100   WGL Holdings, Inc. (O)                                    425,095
     33,300   Wisconsin Energy Corp.                                  1,495,170
    107,200   Xcel Energy, Inc. (O)                                   2,142,928
                                                                  -------------
                                                                     27,000,858
                                                                  -------------
              TOTAL COMMON STOCKS                                   227,775,260
              (Cost $245,214,424)                                 -------------

INVESTMENT COMPANIES - 2.82%

     48,200   iShares Russell Midcap Value Index
              Fund ETF                                                1,890,404
  4,704,523   SSgA Prime Money Market Fund                            4,704,523
                                                                  -------------
              TOTAL INVESTMENT COMPANIES                              6,594,927
              (Cost $6,792,672)                                   -------------

COLLATERAL FOR SECURITIES ON LOAN - 27.83%

 65,168,538   State Street Navigator Securities
              Lending Prime Portfolio (I)                            65,168,538
                                                                  -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                65,168,538
              (Cost $65,168,538)                                  -------------

TOTAL INVESTMENTS - 127.92%                                         299,538,725
(Cost $317,175,634**)                                             -------------
NET OTHER ASSETS AND LIABILITIES - (27.92)%                         (65,368,701)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 234,170,024
                                                                  =============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $319,969,972.
       (I)    Represents investments of cash collateral received in connection with securities lending.
       (O)    All (or portion of security) on loan.
       (S)    Tracking Stock - Security issued by a parent company that tracks the performance of a particular division.
       ETF    Exchange Traded Fund.
      REIT    Real Estate Investment Trust.

              The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS - 97.93%
              CONSUMER DISCRETIONARY - 15.68%
    102,400   Aeropostale, Inc. (O)*                              $   3,288,064
     61,300   Buckle, Inc./The (O)                                    3,404,602
    125,800   Carter's, Inc. *                                        2,482,034
     99,700   Guess ?, Inc.                                           3,468,563
    201,800   Gymboree Corp. *                                        7,163,900
    150,300   O'Reilly Automotive, Inc. *                             4,023,531
     42,600   priceline.com, Inc. (O)*                                2,915,118
    199,900   Sotheby's (O)                                           4,009,994
    102,682   Steiner Leisure, Ltd. (O)*                              3,530,207
    142,187   True Religion Apparel, Inc. (O)*                        3,675,534
    124,500   Volcom, Inc. (O)*                                       2,151,360
     84,988   Zumiez, Inc. (O)*                                       1,400,602
                                                                  -------------
                                                                     41,513,509
                                                                  -------------
              CONSUMER STAPLES - 4.67%
    105,800   Avon Products, Inc.                                     4,398,106
    115,700   Herbalife, Ltd. (O)                                     4,572,464
    156,400   SUPERVALU, Inc.                                         3,393,880
                                                                  -------------
                                                                     12,364,450
                                                                  -------------
              ENERGY - 13.47%
    148,800   Atwood Oceanics, Inc. *                                 5,416,320
     52,700   Helmerich & Payne, Inc.                                 2,276,113
    286,600   Hercules Offshore, Inc. *                               4,344,856
     77,300   National Oilwell Varco, Inc. *                          3,882,779
     87,900   Noble Corp.                                             3,858,810
    108,600   Noble Energy, Inc.                                      6,037,074
    138,700   St. Mary Land & Exploration Co.                         4,944,655
     88,200   Ultra Petroleum Corp. *                                 4,880,988
                                                                  -------------
                                                                     35,641,595
                                                                  -------------
              FINANCIALS - 6.85%
    196,100   Assured Guaranty, Ltd. (O)                              3,188,586
     65,100   Capital One Financial Corp. (O)                         3,320,100
    645,825   Huntington Bancshares, Inc./OH (O)                      5,160,142
    111,500   Invesco, Ltd.                                           2,339,270
     80,100   MBIA, Inc. (O)                                            953,190
    175,400   TCF Financial Corp. (O)                                 3,157,200
                                                                  -------------
                                                                     18,118,488
                                                                  -------------

              HEALTH CARE - 16.27%
     53,300   Beckman Coulter, Inc.                                   3,783,767
     86,400   Cephalon, Inc. (O)*                                     6,695,136
    206,200   Coventry Health Care, Inc. *                            6,711,810
     62,800   Health Net, Inc. *                                      1,482,080
     47,400   Hospira, Inc. *                                         1,810,680
     79,100   Humana, Inc. *                                          3,258,920
    143,400   Invitrogen Corp. (O)*                                   5,420,520
    167,800   Psychiatric Solutions, Inc. (O)*                        6,368,010
    107,800   St. Jude Medical, Inc. *                                4,688,222
     48,800   Waters Corp. *                                          2,839,184
                                                                  -------------
                                                                     43,058,329
                                                                  -------------
              INDUSTRIALS - 16.45%
     21,500   DryShips, Inc. (O)                                        763,035
     27,800   Flowserve Corp.                                         2,467,806
     49,400   Foster Wheeler, Ltd. *                                  1,783,834
    160,200   Graco, Inc. (O)                                         5,704,722
    264,088   Herman Miller, Inc. (O)                                 6,462,233
    111,800   HUB Group, Inc., Class A *                              4,209,270
    128,325   Manpower, Inc.                                          5,538,507
    185,000   Oshkosh Corp.                                           2,434,600
     32,400   PACCAR, Inc.                                            1,237,356
     38,200   Precision Castparts Corp.                               3,009,396
    110,500   Terex Corp. *                                           3,372,460
    168,000   Thomas & Betts Corp. (O)*                               6,563,760
                                                                  -------------
                                                                     43,546,979
                                                                  -------------
              INFORMATION TECHNOLOGY - 20.27%
    238,300   Akamai Technologies, Inc. (O)*                          4,155,952
     83,200   Alliance Data Systems Corp. (O)*                        5,273,216
    117,600   Amdocs, Ltd. *                                          3,219,888
     86,700   Amphenol Corp., Class A                                 3,480,138
    132,270   Autodesk, Inc. *                                        4,437,659
    174,700   BMC Software, Inc. (O)*                                 5,001,661
    187,000   Cognizant Technology Solutions
              Corp., Class A *                                        4,269,210
     66,500   Flir Systems, Inc. (O)*                                 2,554,930
     29,140   Foundry Networks, Inc. *                                  530,639
    219,200   NetApp, Inc. *                                          3,996,016
    441,700   Perot Systems Corp., Class A *                          7,663,495
    170,200   Polycom, Inc. *                                         3,936,726
    208,300   Western Union Co./The                                   5,138,761
                                                                  -------------
                                                                     53,658,291
                                                                  -------------
              MATERIALS - 2.26%
     42,800   Agrium, Inc.                                            2,400,224
    122,000   Terra Industries, Inc. (O)                              3,586,800
                                                                  -------------
                                                                      5,987,024
                                                                  -------------
              TELECOMMUNICATION SERVICES - 2.01%
    140,000   NII Holdings, Inc. *                                    5,308,800
                                                                  -------------
              TOTAL COMMON STOCKS                                   259,197,465
              (Cost $295,330,440)                                 -------------

INVESTMENT COMPANY - 2.55%

  6,751,128   SSgA Prime Money Market Fund                            6,751,128
                                                                  -------------
              TOTAL INVESTMENT COMPANY                                6,751,128
              (Cost $6,751,128)                                   -------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COLLATERAL FOR SECURITIES ON LOAN - 28.82%
 76,283,066   State Street Navigator Securities Lending
              Prime Portfolio (I)                                 $  76,283,066
                                                                  -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                76,283,066
              (Cost $76,283,066)                                  -------------

TOTAL INVESTMENTS - 129.30%                                         342,231,659
(Cost $378,364,634**)                                             -------------

NET OTHER ASSETS AND LIABILITIES - (29.30)%                         (77,545,786)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 264,685,873
                                                                  =============

----------------------------------

         *    Non-income producing.
        ** Aggregate cost for Federal tax purposes was $392,904,708.
       (I) Represents investments of cash collateral received in connection with securities lending.
       (O)    All (or portion of security) on loan.

              The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS - 95.56%
              CONSUMER DISCRETIONARY - 17.89%
      2,400   Arbitron, Inc.                                      $     107,256
      7,500   Cato Corp./The, Class A                                   131,625
      2,400   CEC Entertainment, Inc. *                                  79,680
      2,500   Choice Hotels International, Inc.                          67,750
      5,200   Helen of Troy, Ltd. *                                     118,404
      6,600   Hibbett Sports, Inc. *                                    132,132
      2,000   Matthews International Corp., Class A                     101,480
      6,700   Modine Manufacturing Co.                                   97,016
      6,100   Sonic Corp. *                                              88,877
     10,500   Stage Stores, Inc.                                        143,430
      5,500   Tempur-Pedic International, Inc.                           64,680
      2,600   Unifirst Corp./MA                                         112,034
      5,600   Valassis Communications, Inc. *                            48,496
                                                                  -------------
                                                                      1,292,860
                                                                  -------------
              CONSUMER STAPLES - 6.16%
      5,900   Casey's General Stores, Inc.                              178,003
      3,600   Herbalife, Ltd.                                           142,272
      5,500   Lance, Inc.                                               124,795
                                                                  -------------
                                                                        445,070
                                                                  -------------
              ENERGY - 4.04%
      4,400   Penn Virginia Corp.                                       235,136
        800   Whiting Petroleum Corp. *                                  57,008
                                                                  -------------
                                                                        292,144
                                                                  -------------
              FINANCIALS - 22.99%
      3,700   Acadia Realty Trust, REIT                                  93,536
      2,600   American Campus Communities, Inc., REIT                    88,088
      9,133   Ares Capital Corp.                                         95,257
      6,500   Asset Acceptance Capital Corp. *                           68,510
      4,600   Assured Guaranty, Ltd.                                     74,796
      3,500   Asta Funding, Inc.                                         24,535
      3,100   Credit Acceptance Corp. *                                  52,700
      5,700   Delphi Financial Group, Inc., Class A                     159,828
      3,000   Financial Federal Corp.                                    68,760
      1,800   First Midwest Bankcorp, Inc./IL                            43,632
      3,390   International Bancshares Corp.                             91,530
      2,000   IPC Holdings, Ltd.                                         60,420
      1,900   MB Financial, Inc.                                         62,833
      2,700   NewAlliance Bancshares, Inc.                               40,581
      2,900   Platinum Underwriters Holdings, Ltd.                      102,892
      1,300   PS Business Parks, Inc., REIT                              74,880
      6,600   RAIT Investment Trust, REIT                                36,234
      4,600   Realty Income Corp., REIT                                 117,760
      7,300   U-Store-It Trust, REIT                                     89,571
      5,300   Webster Financial Corp.                                   133,825
      1,400   Westamerica Bancorporation                                 80,542
                                                                  -------------
                                                                      1,660,710
                                                                  -------------

              HEALTH CARE - 6.95%
      2,700   Amsurg Corp. *                                             68,769
      4,100   Centene Corp. *                                            84,091
      1,400   Corvel Corp. *                                             40,054
      2,900   ICU Medical, Inc. *                                        88,189
      4,600   Orthofix International N.V. *                              85,698
     11,100   Universal American Corp./NY *                             135,309
                                                                  -------------
                                                                        502,110
                                                                  -------------
              INDUSTRIALS - 21.23%
      9,500   ACCO Brands Corp. *                                        71,630
      2,200   Acuity Brands, Inc.                                        91,872
      4,000   Albany International Corp., Class A                       109,320
      7,200   Belden, Inc.                                              228,888
      6,300   Bowne & Co., Inc.                                          72,765
      8,100   Carlisle Cos., Inc.                                       242,757
      3,300   Deswell Industries, Inc.                                   11,418
      2,200   ESCO Technologies, Inc. *                                 105,974
      1,200   GATX Corp.                                                 47,484
      1,700   Genesee & Wyoming, Inc., Class A *                         63,784
      5,600   Mueller Industries, Inc.                                  128,856
      2,500   Quixote Corp.                                              20,500
      1,900   Simpson Manufacturing Co., Inc.                            51,471
      3,300   Sterling Construction Co., Inc. *                          53,460
      3,300   United Stationers, Inc. *                                 157,839
      5,600   Vitran Corp., Inc. *                                       75,432
                                                                  -------------
                                                                      1,533,450
                                                                  -------------
              INFORMATION TECHNOLOGY - 6.95%
      5,000   Electronics for Imaging, Inc. *                            69,650
      2,900   MAXIMUS, Inc.                                             106,836
      7,700   NAM TAI Electronics, Inc.                                  62,909
      5,200   Websense, Inc. *                                          116,220
      6,900   Xyratex, Ltd. *                                            76,797
      2,500   Zebra Technologies Corp., Class A *                        69,625
                                                                  -------------
                                                                        502,037
                                                                  -------------
              MATERIALS - 4.49%
      2,400   Aptargroup, Inc.                                           93,864
        800   Compass Minerals International, Inc.                       41,912
      1,400   Deltic Timber Corp.                                        89,096
      5,650   Zep, Inc.                                                  99,666
                                                                  -------------
                                                                        324,538
                                                                  -------------
              UTILITIES - 4.86%
      2,700   Atmos Energy Corp.                                         71,874
      1,650   New Jersey Resources Corp.                                 59,219
      2,500   Unisource Energy Corp.                                     72,975
      3,700   Westar Energy, Inc.                                        85,248
      1,900   WGL Holdings, Inc.                                         61,655
                                                                  -------------
                                                                        350,971
                                                                  -------------
              TOTAL COMMON STOCKS                                     6,903,890
              (Cost $7,562,015)                                   -------------

 Par Value
-----------
CERTIFICATE OF DEPOSIT - 1.79%
$   129,177   State Street Eurodollar
              0.500%, due 10/01/08                                      129,177
                                                                  -------------
              TOTAL CERTIFICATE OF DEPOSIT                              129,177
              (Cost $129,177)                                     -------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------

INVESTMENT COMPANY - 4.40%
    317,843   SSgA Prime Money Market Fund                        $     317,843
                                                                  -------------
              TOTAL INVESTMENT COMPANY                                  317,843
              (Cost $317,843 )                                    -------------

TOTAL INVESTMENTS - 101.75%                                           7,350,910
(Cost $8,009,035**)                                               -------------

NET OTHER ASSETS AND LIABILITIES - (1.75)%                             (126,128)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $   7,224,782
                                                                  =============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $8,016,402.
      REIT    Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS - 98.35%
              CONSUMER DISCRETIONARY - 10.38%
      1,000   Aaron Rents, Inc.                                   $      27,070
      1,300   Aeropostale, Inc. *                                        41,743
      1,450   California Pizza Kitchen, Inc. *                           18,661
        900   CEC Entertainment, Inc. *                                  29,880
      2,400   CKX, Inc. *                                                14,784
      1,300   Corinthian Colleges, Inc. *                                19,500
        600   Deckers Outdoor Corp. *                                    62,448
        600   DeVry, Inc.                                                29,724
        900   Dolan Media Co. *                                           9,081
      1,400   Drew Industries, Inc. *                                    23,954
      1,000   Ethan Allen Interiors, Inc.                                28,020
        800   Focus Media Holding, Ltd., ADR *                           22,808
        900   Interactive Data Corp.                                     22,698
        800   Marvel Entertainment, Inc. *                               27,312
      1,800   Outdoor Channel Holdings, Inc. *                           15,840
        800   Papa John's International, Inc. *                          21,728
      1,000   Pool Corp.                                                 23,330
      1,000   Scientific Games Corp., Class A *                          23,020
        700   Under Armour, Inc., Class A *                              22,232
      1,000   Volcom, Inc. *                                             17,280
        700   Warnaco Group, Inc./The *                                  31,703
      2,400   Winnebago Industries                                       31,008
      1,800   World Wrestling Entertainment,
              Inc., Class A                                              27,828
      1,100   Zumiez, Inc. *                                             18,128
                                                                  -------------
                                                                        609,780
                                                                  -------------
              CONSUMER STAPLES - 1.15%
        200   Central European Distribution Corp.*                        9,082
        500   Green Mountain Coffee Roasters, Inc.*                      19,670
        600   United Natural Foods, Inc. *                               14,994
      1,700   Winn-Dixie Stores, Inc. *                                  23,630
                                                                  -------------
                                                                         67,376
                                                                  -------------
              ENERGY - 9.62%
      1,000   Atwood Oceanics, Inc. *                                    36,400
      1,200   Basic Energy Services, Inc. *                              25,560
        300   CARBO Ceramics, Inc.                                       15,483
        800   Carrizo Oil & Gas, Inc. *                                  29,016
        500   Comstock Resources, Inc. *                                 25,025
        400   Dawson Geophysical Co. *                                   18,676
        800   Dril-Quip, Inc. *                                          34,712
      1,400   Hercules Offshore, Inc. *                                  21,224
        800   IHS, Inc., Class A *                                       38,112
      1,300   ION Geophysical Corp. *                                    18,447
        400   Lufkin Industries, Inc.                                    31,740
        800   Massey Energy Co.                                          28,536
        900   NATCO Group, Inc., Class A *                               36,162
      1,000   Oceaneering International, Inc. *                          53,320
      1,000   Penn Virginia Corp.                                        53,440
      1,500   Petroquest Energy, Inc. *                                  23,025
        371   Smith International, Inc.                                  21,755
        700   Superior Energy Services, Inc. *                           21,798
        700   Walter Industries, Inc.                                    33,215
                                                                  -------------
                                                                        565,646
                                                                  -------------
              FINANCIALS - 9.08%
        200   Affiliated Managers Group, Inc. *                          16,570
        200   Alexandria Real Estate Equities, Inc., REIT                22,500
        900   American Physicians Capital, Inc.                          38,097
        900   Corporate Office Properties Trust SBI MD, REIT             36,315
        700   Digital Realty Trust, Inc., REIT                           33,075
        400   EastGroup Properties, Inc., REIT                           19,416
        900   Greenhill & Co., Inc.                                      66,375
        900   Highwoods Properties, Inc., REIT                           32,004
        500   Home Properties, Inc., REIT                                28,975
      1,000   Mid-America Apartment Communities, Inc., REIT              49,140
        800   Nationwide Health Properties, Inc., REIT                   28,784
      1,000   optionsXpress Holdings, Inc.                               19,420
      1,000   Signature Bank/New York NY *                               34,880
        500   Stifel Financial Corp. *                                   24,950
        400   SVB Financial Group *                                      23,168
      1,100   Waddell & Reed Financial, Inc., Class A                    27,225
        900   Washington Real Estate Investment Trust, REIT              32,967
                                                                  -------------
                                                                        533,861
                                                                  -------------
              HEALTH CARE - 19.76%
        900   Acorda Therapeutics, Inc. *                                21,465
        800   Alexion Pharmaceuticals, Inc. *                            31,440
      1,600   Alkermes, Inc. *                                           21,280
        400   AMAG Pharmaceuticals, Inc. *                               15,492
        500   Amedisys, Inc. *                                           24,335
      1,700   AMN Healthcare Services, Inc. *                            29,869
      1,000   Arthrocare Corp. *                                         27,720
      1,400   Bruker Corp. *                                             18,662
        900   Cepheid, Inc. *                                            12,447
        900   Emeritus Corp. *                                           22,410
      1,600   Icon PLC, ADR *                                            61,200
        800   Immucor, Inc. *                                            25,568
      1,200   Isis Pharmaceuticals, Inc. *                               20,268
        600   Kendle International, Inc. *                               26,826
      1,100   KV Pharmaceutical Co., Class A *                           24,981
        800   Magellan Health Services, Inc. *                           32,848
        600   Martek Biosciences Corp. *                                 18,852
      1,300   Medcath Corp. *                                            23,296
        700   Medicines Co./The *                                        16,254
      1,600   Medicis Pharmaceutical Corp., Class A                      23,856
        700   MWI Veterinary Supply, Inc. *                              27,503
      1,000   Myriad Genetics, Inc. *                                    64,880
      1,000   Omnicell, Inc. *                                           13,150
        700   Onyx Pharmaceuticals, Inc. *                               25,326
        400   OSI Pharmaceuticals, Inc. *                                19,716
      2,100   Parexel International Corp. *                              60,186
      1,400   Pediatrix Medical Group, Inc. *                            75,488
        700   Perrigo Co.                                                26,922
      1,500   PharmaNet Development Group, Inc. *                        10,830
      1,300   PSS World Medical, Inc. *                                  25,350
      1,100   Psychiatric Solutions, Inc. *                              41,745
        900   SonoSite, Inc. *                                           28,260
        600   STERIS Corp.                                               22,548

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
      1,300   Thoratec Corp. *                                    $      34,125
      1,100   Valeant Pharmaceuticals International *                    22,517
        400   Varian, Inc. *                                             17,160
        500   West Pharmaceutical Services, Inc.                         24,410
      1,400   Wright Medical Group, Inc. *                               42,616
        500   XenoPort, Inc. *                                           24,245
      1,700   Zoll Medical Corp. *                                       55,624
                                                                  -------------
                                                                      1,161,670
                                                                  -------------
              INDUSTRIALS - 24.77%
        700   Actuant Corp., Class A                                     17,668
        700   Acuity Brands, Inc.                                        29,232
        700   Advisory Board Co./The *                                   21,112
        700   Aecom Technology Corp. *                                   17,108
        200   Ameron International Corp.                                 14,330
        600   Barnes Group, Inc.                                         12,132
      1,600   BE Aerospace, Inc. *                                       25,328
        700   Beacon Roofing Supply, Inc. *                              10,934
        800   Belden, Inc.                                               25,432
      1,600   Bucyrus International, Inc., Class A                       71,488
        900   Chart Industries, Inc. *                                   25,704
      1,000   Clarcor, Inc.                                              37,950
        700   Clean Harbors, Inc. *                                      47,285
        400   Energy Conversion Devices, Inc. *                          23,300
        800   EnPro Industries, Inc. *                                   29,728
        400   Franklin Electric Co., Inc.                                17,820
      1,100   FTI Consulting, Inc. *                                     79,464
        600   Genesee & Wyoming, Inc., Class A *                         22,512
        900   GeoEye, Inc. *                                             19,917
        900   Healthcare Services Group                                  16,461
        700   HEICO Corp.                                                22,974
      1,400   Hexcel Corp. *                                             19,166
        700   HUB Group, Inc., Class A *                                 26,355
      1,500   Hudson Highland Group, Inc. *                              10,425
        600   II-VI, Inc. *                                              23,196
        700   Kaydon Corp.                                               31,542
        900   Korn/Ferry International *                                 16,038
      1,200   Ladish Co., Inc. *                                         24,300
        500   Layne Christensen Co. *                                    17,715
        200   Lindsay Corp.                                              14,550
      1,200   LMI Aerospace, Inc. *                                      24,132
        500   Mcgrath Rentcorp.                                          14,410
        700   Middleby Corp. *                                           38,017
        600   Mine Safety Appliances Co.                                 22,872
        900   Navigant Consulting, Inc. *                                17,901
        400   Nordson Corp.                                              19,644
      1,100   RBC Bearings, Inc. *                                       37,059
        600   Robbins & Myers, Inc.                                      18,558
      2,500   SYKES Enterprises, Inc. *                                  54,900
        800   Tetra Tech, Inc. *                                         19,248
        625   Titan International, Inc.                                  13,325
      1,200   TransDigm Group, Inc. *                                    41,076
      1,400   Triumph Group, Inc.                                        63,994
      2,800   UAL Corp.                                                  24,612
        500   United Stationers, Inc. *                                  23,915
        400   Valmont Industries, Inc.                                   33,076
      2,300   Wabtec Corp.                                              117,829
      1,500   Waste Connections, Inc. *                                  51,450
        700   Watson Wyatt Worldwide, Inc., Class A                      34,811
        400   Woodward Govenor Co.                                       14,108
                                                                  -------------
                                                                      1,456,103
                                                                  -------------
              INFORMATION TECHNOLOGY - 18.90%
      1,000   Advanced Energy Industries, Inc. *                         13,680
        500   Anixter International, Inc. *                              29,755
      2,288   Ansys, Inc. *                                              86,647
        500   Atheros Communications, Inc. *                             11,790
      1,800   Blackboard, Inc. *                                         72,522
      1,200   Cabot Microelectonics Corp. *                              38,496
        500   CACI International, Inc., Class A *                        25,050
      1,100   Commvault Systems, Inc. *                                  13,255
        600   Comtech Telecommunications Corp. *                         29,544
      1,100   Cybersource Corp. *                                        17,721
        600   Digital River, Inc. *                                      19,440
      1,300   EMS Technologies, Inc. *                                   29,003
        400   Equinix, Inc. *                                            27,784
      2,100   ExlService Holdings, Inc. *                                18,438
      2,100   Forrester Research, Inc. *                                 61,572
      1,700   i2 Technologies, Inc. *                                    22,933
      1,700   Informatica Corp. *                                        22,083
        400   Itron, Inc. *                                              35,412
      1,000   Jack Henry & Associates, Inc.                              20,330
      1,000   Kenexa Corp. *                                             15,790
      1,300   Liquidity Services, Inc. *                                 14,105
      2,000   Manhattan Associates, Inc. *                               44,680
      2,100   Micros Systems, Inc. *                                     55,986
      2,400   Microsemi Corp. *                                          61,152
      1,400   Neutral Tandem, Inc. *                                     25,956
      1,700   Nice Systems, Ltd., ADR *                                  46,308
      1,700   PMC-Sierra, Inc. *                                         12,614
        700   Rofin-Sinar Technologies, Inc. *                           21,427
        900   Scansource, Inc. *                                         25,911
      4,200   SkillSoft PLC, ADR *                                       43,932
        300   Sohu.com, Inc. *                                           16,725
        800   Solera Holdings, Inc. *                                    22,976
      1,300   Standard Microsystems Corp. *                              32,474
      1,400   SuccessFactors, Inc. *                                     15,260
        900   Vocus, Inc. *                                              30,564
      1,000   Wright Express Corp. *                                     29,850
                                                                  -------------
                                                                      1,111,165
                                                                  -------------
              MATERIALS - 3.29%
        500   Aptargroup, Inc.                                           19,555
        500   Century Aluminum Co. *                                     13,845
        400   Deltic Timber Corp.                                        25,456
        400   Greif, Inc., Class A                                       26,248
      1,200   Silgan Holdings, Inc.                                      61,308
      1,600   Terra Industries, Inc.                                     47,040
                                                                  -------------
                                                                        193,452
                                                                  -------------
              TELECOMMUNICATION SERVICES - 0.96%
      1,100   Cbeyond, Inc. *                                            15,829
      1,500   NTELOS Holdings Corp.                                      40,335
                                                                  -------------
                                                                         56,164
                                                                  -------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS (CONTINUED)
              UTILITIES - 0.44%
        500   ITC Holdings Corp.                                  $      25,885
                                                                  -------------
              TOTAL COMMON STOCKS                                     5,781,102
              (Cost $6,254,782)                                   -------------

INVESTMENT COMPANY - 1.73%

    101,788   SSgA Prime Money Market Fund                              101,788
                                                                  -------------
              TOTAL INVESTMENT COMPANY                                  101,788
              (Cost $101,788)                                     -------------

TOTAL INVESTMENTS - 100.08%                                           5,882,890
(Cost $6,356,570**)                                               -------------

NET OTHER ASSETS AND LIABILITIES - (0.08)%                               (4,682)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $   5,878,208
                                                                  =============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $6,388,781.
       ADR    American Depositary Receipt.
       PLC    Public Limited Company.
      REIT    Real Estate Investment Trust.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
COMMON STOCKS - 97.78%
              AUSTRALIA - 4.58%
    84,089    Amcor, Ltd.                                          $   370,112
    85,138    Foster's Group, Ltd.                                     371,575
    22,665    National Australia Bank, Ltd.                            460,870
   151,642    Telstra Corp., Ltd.                                      508,854
                                                                   -----------
                                                                     1,711,411
                                                                   -----------
              BELGIUM - 0.60%
    34,957    Fortis (O)                                               224,969
    13,256    Fortis VVPR Strips *                                         187
                                                                   -----------
                                                                       225,156
                                                                   -----------

              FINLAND - 0.75%
    17,786    UPM-Kymmene OYJ                                          279,782
                                                                   -----------
              FRANCE - 7.21%
    11,075    Carrefour S.A.                                           522,795
    13,787    France Telecom S.A. (O)                                  386,160
     4,177    Renault S.A. (O)                                         269,956
     5,929    Societe Generale                                         538,298
    16,201    Total S.A. (O)                                           977,594
                                                                   -----------
                                                                     2,694,803
                                                                   -----------
              GERMANY - 2.34%
    27,061    Deutsche Telekom AG                                      415,352
     4,799    RWE AG                                                   461,507
                                                                   -----------
                                                                       876,859
                                                                   -----------
              HONG KONG - 1.03%
    61,000    HongKong Electric Holdings                               383,871
                                                                   -----------
              ITALY - 1.53%
   155,258    UniCredit SpA                                            573,603
                                                                   -----------
              JAPAN - 12.42%
    12,300    Astellas Pharma, Inc. (O)                                518,879
    18,200    Canon, Inc.                                              683,175
     9,000    Kao Corp.                                                242,073
       116    Nippon Telegraph & Telephone Corp.                       518,756
    16,000    Nitto Denko Corp.                                        407,941
    23,800    Seven & I Holdings Co., Ltd. (O)                         687,768
    12,500    Takeda Pharmaceutical Co., Ltd. (O)                      632,063
    15,100    Tokio Marine Holdings, Inc.                              550,153
        94    West Japan Railway Co.                                   402,853
                                                                   -----------
                                                                     4,643,661
                                                                   -----------
              NETHERLANDS - 2.73%
    30,272    ING Groep N.V.                                           658,629
    24,407    Reed Elsevier N.V.                                       363,899
                                                                   -----------
                                                                     1,022,528
                                                                   -----------

              SINGAPORE - 1.96%
    71,000    Oversea-Chinese Banking Corp.                            360,281
   163,000    Singapore Telecommunications, Ltd.                       373,941
                                                                   -----------
                                                                       734,222
                                                                   -----------
              SPAIN - 4.08%
    57,334    Iberdrola S.A.                                           586,138
    39,381    Telefonica S.A.                                          941,585
                                                                   -----------
                                                                     1,527,723
                                                                   -----------
              SWITZERLAND - 2.70%
    19,189    Novartis AG                                            1,008,262
                                                                   -----------
              TAIWAN - 1.12%
    44,824    Taiwan Semiconductor Manufacturing
              Co., Ltd., ADR (O)                                       420,001
                                                                   -----------
              UNITED KINGDOM - 14.13%
    36,044    Aviva PLC                                                313,914
    84,555    BP PLC                                                   704,852
    67,613    GKN PLC                                                  238,113
    59,727    GlaxoSmithKline PLC                                    1,292,107
    98,240    HBOS PLC                                                 223,386
    97,694    Lloyds TSB Group PLC                                     406,933
   105,740    Royal Bank of Scotland Group PLC                         350,740
    30,148    Royal Dutch Shell PLC, A Shares                          873,407
    32,424    Unilever PLC                                             881,370
                                                                   -----------
                                                                     5,284,822
                                                                   -----------

              UNITED STATES - 40.60%
     9,500    3M Co. (O)                                               648,945
    35,500    Alcoa, Inc. (O)                                          801,590
    12,900    AT&T, Inc.                                               360,168
    40,500    Bank of America Corp. (O)(Q)                           1,417,500
    14,200    CBS Corp. (O)                                            207,036
    15,800    Chevron Corp. (Q)                                      1,303,184
    40,000    Citigroup, Inc. (O)(Q)                                   820,400
    39,100    ConAgra Foods, Inc. (O)                                  760,886
       621    Fairpoint Communications, Inc. (O)                         5,384
    49,100    General Electric Co. (Q)                               1,252,050
    20,900    Genuine Parts Co.                                        840,389
    21,500    HJ Heinz Co. (O)                                       1,074,355
    22,900    Merck & Co., Inc./NJ                                     722,724
    47,300    Microsoft Corp. (Q)                                    1,262,437
    24,400    Oracle Corp. *                                           495,564
    52,800    Pfizer, Inc.                                             973,632
    29,900    Verizon Communications, Inc.                             959,491
    43,900    Wachovia Corp. (O)                                       153,650
    30,400    Wyeth                                                  1,122,976
                                                                   -----------
                                                                    15,182,361
                                                                   -----------
              TOTAL COMMON STOCKS                                   36,569,065
              (Cost $52,142,470)                                   -----------

INVESTMENT COMPANY - 0.44%

              UNITED STATES - 0.44%
   165,100    SSgA Prime Money Market Fund (Q)                         165,100
                                                                   -----------
              TOTAL INVESTMENT COMPANY                                 165,100
              (Cost $165,100)                                      -----------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
 COLLATERAL FOR SECURITIES ON LOAN - 15.35%
              UNITED STATES - 15.35%
 5,739,883    State Street Navigator Securities
              Lending Prime Portfolio (I)                          $ 5,739,883
                                                                   -----------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $5,739,883)                                      5,739,883
                                                                   -----------
TOTAL INVESTMENTS - 113.57%***
(Cost $58,047,453**)                                                42,474,048
                                                                   -----------
NET OTHER ASSETS AND LIABILITIES - (13.57)%                         (5,074,563)
                                                                   -----------
TOTAL NET ASSETS - 100.00%                                         $37,399,485
                                                                   ===========

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was
              $58,055,872.
       ***    The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was
              56.1%.
       (I)    Represents investments of cash collateral received in connection with securities lending.
       (O)    All (or portion of security) on loan.
       (Q)    Security pledged as collateral for forward currency contracts outstanding as of September 30, 2008.
       ADR    American Depositary Receipt.
       PLC    Public Limited Company.

OTHER INFORMATION:
Industry Concentration

                                                    % of Net Assets
                                                    ---------------
Pharmaceuticals                                           16.8%
Diversified Telecommunication Services                    12.0%
Oil, Gas & Consumable Fuels                               10.3%
Diversified Financial Services                             8.3%
Commercial Banks                                           8.2%
Food Products                                              7.3%
Industrial Conglomerates                                   5.1%
Software                                                   4.7%
Food & Staples Retailing                                   3.2%
Electric Utilities                                         2.6%
Insurance                                                  2.3%
Distributors                                               2.3%
Net Other Assets & Liabilities                             2.2%
Metals & Mining                                            2.1%
Office Electronics                                         1.8%
Media                                                      1.5%
Multi-Utilities                                            1.2%
Semiconductors & Semiconductor Equipment                   1.1%
Chemicals                                                  1.1%
Road & Rail                                                1.1%
Beverages                                                  1.0%
Containers & Packaging                                     1.0%
Paper & Forest Products                                    0.8%
Automobiles                                                0.7%
Household Products                                         0.7%
Auto Components                                            0.6%
                                                         -----
                                                         100.0%
                                                         =====

The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

-------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS:
-----------------------------------
                                                                                          Appreciation/
Currency     Settlement Date       Local Amount       Face Amount          Value         (Depreciation)
--------     ---------------       ------------       -----------       ----------       --------------
EUR(sell)       10/31/08             1,731,500         $2,711,139       $2,445,333         $  265,806
EUR(sell)       10/31/08               439,500         $  630,182       $  620,690         $    9,492
GBP(sell)       10/31/08               456,500         $  902,432       $  814,607         $   87,825
GBP(buy)        10/31/08               456,500         $  806,247       $  814,607         $    8,360

EUR Euro
GBP Great British Pound
-------------------------------------------------------------------------------------------------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                             --------
COMMON STOCKS - 95.35%
              ARGENTINA - 0.31%
     9,070    Tenaris S.A., ADR                                   $    338,220
                                                                  ------------
              AUSTRALIA - 0.15%
    27,728    ABC Learning Centres, Ltd. (L)(O)                         11,839
    24,159    Fairfax Media, Ltd. (O)                                   51,741
    11,945    James Hardie Industries N.V.                              49,018
    28,084    Macquarie Infrastructure Group (O)                        53,551
                                                                  ------------
                                                                       166,149
                                                                  ------------
              AUSTRIA - 0.05%
     1,225    Andritz AG                                                52,650
                                                                   -----------
              BAHRAIN - 0.08%
     4,273    Investcorp Bank BSC, GDR (C)(L)                           86,528
                                                                   -----------
              BELGIUM - 0.12%
     5,440    Arseus N.V.                                               57,831
     1,000    EVS Broadcast Equipment S.A.                              71,545
                                                                  ------------
                                                                       129,376
                                                                  ------------
              BRAZIL - 1.58%
    29,700    Banco do Brasil S.A.                                     351,328
    14,100    Cia de Concessoes Rodoviarias                            183,288
     7,300    Empresa Brasileira de Aeronautica S.A., ADR              197,173
     7,533    Iochpe Maxion S.A.                                        85,349
    46,100    JHSF Participacoes S.A.                                   79,103
    27,159    Redecard S.A.                                            351,350
    10,318    Souza Cruz S.A.                                          244,055
    11,400    Tam S.A., ADR                                            215,004
                                                                  ------------
                                                                     1,706,650
                                                                  ------------
              CANADA - 2.10%
     2,200    First Quantum Minerals, Ltd.                             117,047
    58,600    TELUS Corp.                                            2,149,054
                                                                  ------------
                                                                     2,266,101
                                                                  ------------
              CHINA - 0.07%
   508,000    Shougang Concord International
              Enterprises Co., Ltd.                                     71,799
                                                                  ------------
              EGYPT - 0.50%
     2,945    Eastern Tobacco                                          145,565
     6,807    Egyptian Co. for Mobile Services                         132,380
     2,932    Orascom Construction Industries                          169,061
    12,357    Orascom Telecom Holding S.A.E.                            89,780
                                                                  ------------
                                                                       536,786
                                                                  ------------
              FINLAND - 1.65%
     2,030    Konecranes OYJ                                            49,036
    82,200    Nokia OYJ                                              1,532,703
     1,910    Nokian Renkaat OYJ                                        46,431
     3,210    Sampo OYJ, A Shares                                       73,319
     1,880    Vacon PLC                                                 71,473
                                                                  ------------
                                                                     1,772,962
                                                                  ------------
              FRANCE - 10.16%
    35,980    AXA S.A. (O)                                           1,179,739
    13,550    BNP Paribas                                            1,302,838
    48,700    GDF Suez                                               2,548,707
    13,400    Groupe Danone (O)                                        949,688
       899    Neopost S.A.                                              84,652
    28,912    Sanofi-Aventis S.A. (O)                                1,900,764
     1,046    Sechilienne-Sidec                                         59,851
         1    Societe Generale                                              91
    47,587    Total S.A.                                             2,871,476
       717    Virbac S.A.                                               55,048
                                                                  ------------
                                                                    10,952,854
                                                                  ------------

              GERMANY - 7.25%
    15,550    Adidas AG                                                835,281
     8,400    Allianz SE                                             1,155,478
    11,115    Compugroup Holding AG *                                   71,992
     1,760    CTS Eventim AG                                            64,005
    15,200    Daimler AG                                               768,344
    53,600    E.ON AG                                                2,714,961
       708    Pfeiffer Vacuum Technology AG                             56,705
     1,460    SGL Carbon AG *                                           56,938
    20,919    Siemens AG                                             1,963,688
     3,034    Symrise AG                                                51,934
     1,257    Wincor Nixdorf AG                                         74,313
                                                                  ------------
                                                                     7,813,639
                                                                  ------------
              GREECE - 1.92%
    19,892    National Bank of Greece S.A.                             817,841
    37,913    OPAP S.A.                                              1,160,700
     4,108    Piraeus Bank S.A.                                         86,305
                                                                  ------------
                                                                     2,064,846
                                                                  ------------
              HONG KONG - 0.07%
    11,405    Esprit Holdings, Ltd.                                     70,057
                                                                  ------------

              HUNGARY - 0.11%
     3,127    OPT Bank Nyrt. *                                         113,201
                                                                  ------------
              INDIA - 1.26%
     3,729    Grasim Industries, Ltd.                                  136,318
     6,980    Hero Honda Motors, Ltd.                                  131,052
    25,625    Oil & Natural Gas Corp., Ltd.                            574,581
    16,660    Punjab National Bank, Ltd.                               172,684
    38,504    Satyam Computer Services, Ltd.                           243,751
     2,982    State Bank of India, Ltd.                                 95,291
                                                                  ------------
                                                                     1,353,677
                                                                  ------------
              INDONESIA - 1.04%
 1,099,700    Bank Mandiri Persero Tbk PT                              305,621
   181,500    PT Astra International Tbk                               325,086
    13,190    Telekomunikasi Indonesia Tbk PT, ADR                     392,798
   102,000    United Tractors Tbk PT                                   101,880
                                                                  ------------
                                                                     1,125,385
                                                                  ------------
              IRELAND - 1.11%
         9    Anglo Irish Bank Corp. PLC (O)                                50
    51,391    CRH PLC                                                1,118,608
     4,263    DCC PLC                                                   82,574
                                                                  ------------
                                                                     1,201,232
                                                                  ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                            --------
COMMON STOCKS (CONTINUED)
              ISLE OF MAN - 0.05%
    21,577    Hansard Global PLC                                  $     48,673
                                                                  ------------
              ISRAEL - 0.61%
    92,518    Bank Hapoalim BM                                         294,248
     9,100    Delek Automotive Systems, Ltd.                            89,634
    18,120    Israel Chemicals, Ltd.                                   274,407
                                                                  ------------
                                                                       658,289
                                                                  ------------
              ITALY - 2.54%
    82,120    ENI SpA                                                2,167,949
     7,789    MARR SpA                                                  54,798
   138,835    UniCredit SpA                                            512,928
                                                                  ------------
                                                                     2,735,675
                                                                  ------------
              JAPAN - 13.44%
     6,590    Amano Corp. (O)                                           52,819
     4,010    Asahi Pretec Corp. (O)                                    78,316
    19,400    Canon, Inc.                                              728,219
    43,510    Daito Trust Construction Co., Ltd.                     1,633,392
     2,850    Don Quijote Co., Ltd. (O)                                 51,274
       233    East Japan Railway Co.                                 1,743,876
     2,550    Hisamitsu Pharmaceutical Co., Inc. (O)                   111,140
    42,800    HOYA Corp. (O)                                           851,316
     6,640    Ichiyoshi Securities Co., Ltd. (O)                        69,789
       107    INPEX Corp.                                              930,463
     1,630    Jafco Co., Ltd. (O)                                       61,714
       434    Japan Tobacco, Inc.                                    1,640,499
     3,100    JSR Corp. (O)                                             40,896
     3,260    Konami Corp.                                              82,384
     4,570    MISUMI Group, Inc. (O)                                    78,894
    43,200    Mitsubishi Corp.                                         902,588
    19,800    Nidec Corp. (O)                                        1,222,722
     5,090    Ohara, Inc.                                               54,246
    22,000    Olympus Corp. (O)                                        645,801
     6,680    OSG Corp. (O)                                             56,802
     3,000    Roland DG Corp.                                           55,394
       179    Sumitomo Mitsui Financial Group, Inc. (O)              1,125,912
     7,840    Suruga Bank, Ltd.                                         90,258
     2,080    Sysmex Corp. (O)                                          92,368
     4,710    T Hasegawa Co., Ltd. (O)                                  75,759
    24,750    T&D Holdings, Inc.                                     1,325,118
     3,310    THK Co., Ltd. (O)                                         51,610
   123,000    Tokyo Gas Co., Ltd.                                      504,336
     2,680    Union Tool Co. (O)                                        63,360
       950    USS Co., Ltd.                                             61,257
                                                                  ------------
                                                                    14,482,522
                                                                  ------------

              MALAYSIA - 0.29%
    15,400    British American Tobacco MalaysiaBhd                     185,872
   159,100    PLUS Expressways Bhd                                     124,818
                                                                  ------------
                                                                       310,690
                                                                  ------------

              MEXICO - 0.58%
     5,420    Desarrolladora Homex SAB de C.V., ADR *                  239,673
     1,010    Fomento Economico Mexicano SAB de C.V., ADR               38,521
     6,400    Grupo Televisa S.A., ADR                                 139,968
    48,170    Kimberly-Clark de Mexico SAB de C.V., Class A            208,507
                                                                  ------------
                                                                       626,669
                                                                  ------------

              NETHERLANDS - 1.02%
     1,446    Advanced Metallurgical
              Group N.V. (O)*                                           59,449
     1,765    Fugro N.V.                                               104,349
    18,330    Heineken N.V.                                            738,786
     4,909    Innoconcepts                                              62,113
     1,764    Koninklijke Boskalis Westminster N.V.                     83,504
     2,121    SBM Offshore N.V. (O)                                     45,678
                                                                  ------------
                                                                     1,093,879
                                                                  ------------

              NORWAY - 1.10%
     4,750    Acergy S.A.                                               47,595
     6,410    ODIM ASA *                                                85,137
     8,010    Songa Offshore ASA *                                      75,769
    80,000    Telenor ASA                                              980,895
                                                                  ------------
                                                                     1,189,396
                                                                  ------------

              PHILIPPINES - 0.44%
     8,340    Philippine Long Distance Telephone
              Co., ADR                                                 469,876
                                                                  ------------
              PORTUGAL - 0.04%
    17,796    Banif S.A.                                                42,085
                                                                  ------------
              RUSSIA - 1.63%
     6,700    Eurasia Drilling Co., Ltd., GDR (C)(L)*                  103,850
     3,750    Evraz Group S.A., GDR                                    141,750
     8,400    LUKOIL, ADR                                              505,697
    10,700    Mechel, ADR                                              192,172
     7,550    Mobile Telesystems OJSC, ADR                             422,875
     4,458    Oriflame Cosmetics S.A., SDR                             206,108
    80,818    TNK-BP Holding                                           119,952
       606    Vsmpo-Avisma Corp.                                        62,115
                                                                  ------------
                                                                     1,754,519
                                                                  ------------

              SINGAPORE - 2.20%
    14,700    Cosco Corp. Singapore, Ltd., ADR                          74,235
    81,300    DBS Group Holdings, Ltd.                                 963,492
    45,000    Ezra Holdings, Ltd.                                       36,355
   567,500    Singapore Telecommunications, Ltd.                     1,301,909
                                                                  ------------
                                                                     2,375,991
                                                                  ------------

              SOUTH AFRICA - 2.23%
    24,276    Aquarius Platinum, Ltd.                                  120,427
    14,438    Kumba Iron Ore, Ltd.                                     333,405
    26,210    Massmart Holdings, Ltd.                                  237,796
    16,152    Murray & Roberts Holdings, Ltd.                          196,427
     6,369    Naspers, Ltd.                                            125,413
    27,747    Nedbank Group, Ltd.                                      350,296
    72,344    Pretoria Portland Cement Co., Ltd.                       275,387
   108,765    Sanlam, Ltd.                                             232,839

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
COMMON STOCKS (CONTINUED)
              SOUTH AFRICA (CONTINUED)
    96,696    Steinhoff International Holdings, Ltd. *            $    184,851
    96,835    Truworths International, Ltd.                            350,303
                                                                  ------------
                                                                     2,407,144
                                                                  ------------
              SOUTH KOREA - 1.68%
       240    Amorepacific Corp.                                       129,706
     1,784    GS Engineering & Construction Corp.                      145,464
       807    Hite Brewery Co., Ltd. *                                 150,209
     1,019    Hite Holdings Co., Ltd.                                   24,594
     6,980    Kookmin Bank (L)                                         321,476
     2,080    Samsung Electronics Co., Ltd., GDR (C)                   477,582
     7,067    Shinhan Financial Group Co., Ltd.                        254,798
    11,950    Woongjin Coway Co., Ltd.                                 301,670
                                                                  ------------
                                                                     1,805,499
                                                                  ------------
              SPAIN - 1.23%
    80,340    Banco Santander S.A.                                   1,216,368
       532    Codere S.A. (O)*                                           9,326
     4,309    Indra Sistemas S.A. (O)                                  102,770
                                                                  ------------
                                                                     1,328,464
                                                                  ------------
              SWEDEN - 1.92%
     9,156    Duni AB                                                   48,744
     6,210    Elekta AB, B Shares (O)                                  105,750
     3,918    Getinge AB, B Shares (O)                                  80,461
     4,160    Indutrade AB                                              69,305
     7,180    KappAhl Holding AB (O)                                    37,617
   184,080    Telefonaktiebolaget LM Ericsson, B Shares (O)          1,728,830
                                                                  ------------
                                                                     2,070,707
                                                                  ------------
              SWITZERLAND - 11.48%
       271    Acino Holding AG                                          52,386
     2,130    Bank Sarasin & Cie AG, Series B (O)                       81,813
       379    Burckhardt Compression Holding AG                         73,626
     1,347    Gottex Fund Management Holdings, Ltd.                     15,045
    56,150    Nestle S.A.                                            2,439,671
    78,697    Novartis AG                                            4,135,035
    16,000    Roche Holding AG                                       2,505,557
     3,055    Swisscom AG                                              916,546
     1,798    Swissquote Group Holding S.A. (O)                         52,562
    62,400    UBS AG *                                               1,083,645
     3,660    Zurich Financial Services AG                           1,019,152
                                                                  ------------
                                                                    12,375,038
                                                                  ------------
              TAIWAN - 0.62%
   169,946    Advanced Semiconductor Engineering, Inc.                  86,812
    44,350    Advantech Co., Ltd.                                       85,905
         1    Chinatrust Financial Holding Co., Ltd.                         1
    60,981    HON HAI Precision Industry Co., Ltd.                     217,196
   169,643    Taiwan Semiconductor
              Manufacturing Co., Ltd.                                  279,220
                                                                  ------------
                                                                       669,134
                                                                  ------------
              THAILAND - 0.16%
    19,100    Banpu PCL                                                170,209
                                                                  ------------

              TURKEY - 0.90%
    16,572    Ford Otomotiv Sanayi AS                                   88,289
    81,514    Turkcell Iletisim Hizmet AS                              497,529
       551    Turkcell Iletisim Hizmet AS, ADR                           8,260
    89,579    Turkiye Is Bankasi, Series C                             371,919
                                                                  ------------
                                                                       965,997
                                                                  ------------
              UNITED KINGDOM - 21.66%
    16,185    Ashmore Group PLC                                         56,869
   295,073    BAE Systems PLC                                        2,168,486
    47,000    BG Group PLC                                             852,742
   228,175    BP PLC                                                 1,902,072
    28,830    British American Tobacco PLC                             943,298
     4,682    Charter PLC                                               52,404
     2,410    Chemring Group PLC                                        89,189
   103,700    Diageo PLC                                             1,757,803
    18,902    Filtrona PLC                                              54,909
    76,200    GlaxoSmithKline PLC                                    1,648,476
    30,715    Hampson Industries PLC                                    70,811
   104,700    HSBC Holdings PLC                                      1,697,888
     9,021    IG Group Holdings                                         51,488
    66,034    Imperial Tobacco Group PLC                             2,124,481
     5,619    Intertek Group PLC                                        84,618
     9,197    Man Group PLC                                             56,508
    73,712    National Grid PLC                                        936,952
   544,688    Old Mutual PLC                                           762,581
   117,400    Prudential PLC                                         1,082,097
    18,530    Reckitt Benckiser PLC                                    898,400
    34,109    Regus Group PLC                                           39,084
    43,542    Sepura, Ltd.                                              42,634
   191,500    Tesco PLC                                              1,333,575
    70,500    Unilever PLC                                           1,916,376
     5,812    Victrex PLC                                               74,632
 1,194,762    Vodafone Group PLC                                     2,643,027
                                                                  ------------
                                                                    23,341,400
                                                                  ------------
              TOTAL COMMON STOCKS                                  102,743,968
              (Cost $116,478,532)                                 ------------

COMMON STOCK UNIT - 0.04%

              IRELAND - 0.04%
     8,817    Grafton Group PLC *                                       40,674
                                                                  ------------
              TOTAL COMMON STOCK UNIT                                   40,674
              (Cost $81,218)                                      ------------

PREFERRED STOCKS - 0.84%

              BRAZIL - 0.78%
    19,790    AES Tiete S.A.                                           158,468
     3,393    Cia Energetica de Minas Gerais                            66,336
    23,366    Cia Vale do Rio Doce                                     397,412
    43,770    Klabin S.A.                                               90,125
    15,800    Suzano Papel e Celulose S.A.                             133,501
                                                                  ------------
                                                                       845,842
                                                                  ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
 PREFERRED STOCKS (CONTINUED)
              GERMANY - 0.06%
     1,155    Fuchs Petrolub AG                                   $     63,735
                                                                  ------------
              TOTAL PREFERRED STOCKS                                   909,577
              (Cost $870,307)                                     ------------

 INVESTMENT COMPANY - 1.60%

              UNITED STATES - 1.60%
 1,721,757    SSgA Prime Money Market Fund                           1,721,757
                                                                  ------------
              TOTAL INVESTMENT COMPANY                               1,721,757
              (COST $1,721,757)                                   ------------

 COLLATERAL FOR SECURITIES ON LOAN - 6.42%

              UNITED STATES - 6.42%
 6,916,815    State Street Navigator Securities
              Lending Prime Portfolio (I)                            6,916,815
                                                                  ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                6,916,815
              (Cost $6,916,815)                                   ------------

TOTAL INVESTMENTS - 104.25%***                                     112,332,791
(Cost $126,068,629**)                                             ------------

NET OTHER ASSETS AND LIABILITIES - (4.25)%                          (4,578,000)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $107,754,791
                                                                  ============

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $126,606,264.
       ***    The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was
              92.7%.
       (C)    Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."  The securities have been determined to be liquid under guidelines established by the Board of Trustees.
       (I)    Represents investments of cash collateral received in connection with securities lending.
       (L)    Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees
              (see note 2).
       (O)    All (or portion of security) on loan.
       ADR    American Depositary Receipt.
       GDR    Global Depositary Receipt.
       PLC    Public Limited Company.
       SDR    Swedish Depositary Receipt.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:
Industry Concentration

                                                     % of Net Assets
                                                     ---------------
Pharmaceuticals                                           9.6%
Oil, Gas & Consumable Fuels                               9.5%
Commercial Banks                                          8.5%
Insurance                                                 6.4%
Wireless Telecommunication Services                       5.3%
Food Products                                             4.9%
Tobacco                                                   4.9%
Diversified Telecommunication Services                    4.0%
Net Other Assets & Liabilities                            3.8%
Electric Utilities                                        3.6%
Communications Equipment                                  3.1%
Gas Utilities                                             2.8%
Electronic Equipment & Instruments                        2.6%
Beverages                                                 2.5%
Aerospace & Defense                                       2.3%
Electrical Equipment                                      1.9%
Metals & Mining                                           1.8%
Real Estate Management & Development                      1.6%
Road & Rail                                               1.6%
Food & Staples Retailing                                  1.5%
Construction Materials                                    1.5%
Diversified Financial Services                            1.4%
Capital Markets                                           1.4%
Automobiles                                               1.2%
Textiles, Apparel & Luxury Goods                          1.1%
Hotels, Restaurants & Leisure                             1.1%
Household Products                                        1.1%
Commercial Services & Supplies                            1.0%
Distributors                                              0.9%
Office Electronics                                        0.8%
IT Services                                               0.6%
Machinery                                                 0.6%
Construction & Engineering                                0.6%
Chemicals                                                 0.5%
Household Durables                                        0.5%
Personal Products                                         0.4%
Semiconductors & Semiconductor Equipment                  0.3%
Transportation Infrastructure                             0.3%
Health Care Equipment & Supplies                          0.3%
Media                                                     0.3%
Industrial Conglomerates                                  0.3%
Energy Equipment & Services                               0.2%
Paper & Forest Products                                   0.2%
Computers & Peripherals                                   0.2%
Air Freight & Logistics                                   0.2%
Specialty Retail                                          0.1%
Auto Components                                           0.1%
Marine                                                    0.1%
Software                                                  0.1%
Health Care Technology                                    0.1%
Leisure Equipment & Products                              0.1%
Multi-Utilities                                           0.1%
Building Products                                         0.1%
Multiline Retail *                                        0.0%
                                                         -----
                                                         100.0%
                                                         =====

*Rounds to 0.0%

The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2020 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.03%
              DEBT SECURITIES - 26.72%
   141,105    MEMBERS High Income Fund, Class Y (R)                 $  901,660
   114,117    Oppenheimer International Bond Fund, Class Y             680,137
    71,381    T. Rowe Price Spectrum Income Fund                       798,754
                                                                    ----------
                                                                     2,380,551
                                                                    ----------
              EQUITY SECURITIES - 49.84%
     5,591    Ivy Global Natural Resources Fund, Class I               143,688
    35,062    Manning & Napier Equity Series Fund                      584,137
    80,572    MEMBERS Large Cap Growth Fund, Class Y (R)*            1,076,439
    58,182    MEMBERS Large Cap Value Fund, Class Y (R)                738,333
    65,531    MEMBERS Mid Cap Growth Fund, Class Y (R)                 359,112
    20,594    Neuberger Berman Partners Fund,
              Institutional Class                                      485,813
    29,150    Royce Value Fund, Institutional Class                    280,127
    55,151    Victory Special Value Fund, Class I                      773,216
                                                                    ----------
                                                                     4,440,865
                                                                    ----------
              FOREIGN SECURITIES - 22.46%
    63,401    Artio International Equity Fund II, Class I              782,369
    48,048    Laudus International
              MarketMasters Fund, Select Shares                        735,615
    25,349    Principal International Emerging
              Markets Fund, Institutional Class                        483,148
                                                                    ----------
                                                                     2,001,132
                                                                    ----------
              MONEY MARKET SECURITIES - 1.01%
    90,329    SSgA Prime Money Market Fund                              90,329
                                                                    ----------
              TOTAL INVESTMENT COMPANIES - 100.03%                   8,912,877
              (Cost $10,446,555**)                                  ----------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                              (3,157)
                                                                    ----------
TOTAL NET ASSETS - 100.00%                                          $8,909,720
                                                                    ==========

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $10,650,313.
       (R)    Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2030 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.04%
              DEBT SECURITIES - 15.96%
   104,638    MEMBERS High Income Fund, Class Y (R)                 $  668,638
    59,561    T. Rowe Price Spectrum Income Fund                       666,485
                                                                    ----------
                                                                     1,335,123
                                                                    ----------
              EQUITY SECURITIES - 57.70%
    17,808    CRM Mid Cap Value Fund, Institutional Class              440,570
     7,868    Ivy Global Natural Resources Fund, Class                 202,206
    36,304    Manning & Napier Equity Series Fund                      604,820
    76,638    MEMBERS Large Cap Growth Fund, Class Y (R)*            1,023,887
    55,532    MEMBERS Large Cap Value Fund, Class Y (R)                704,696
    77,891    MEMBERS Mid Cap Growth Fund, Class Y (R)                 426,845
    31,520    MEMBERS Small Cap Growth Fund, Class Y (R)               254,679
    21,126    Neuberger Berman Partners Fund,
              Institutional Class                                      498,367
    27,530    Royce Value Fund, Institutional Class                    264,565
    29,082    Victory Special Value Fund, Class I                      407,732
                                                                    ----------
                                                                     4,828,367
                                                                    ----------
              FOREIGN SECURITIES - 25.34%
    66,466    Artio International Equity Fund II, Class I              820,193
    50,537    Laudus International
              MarketMasters Fund, Select Shares                        773,713
    27,602    Principal International Emerging
              Markets Fund, Institutional Class                        526,099
                                                                    ----------
                                                                     2,120,005
                                                                    ----------
              MONEY MARKET SECURITIES - 1.04%
    86,895    SSgA Prime Money Market Fund                              86,895
                                                                    ----------
              TOTAL INVESTMENT COMPANIES - 100.04%                   8,370,390
              (Cost $9,953,133**)                                   ----------

NET OTHER ASSETS AND LIABILITIES - (0.04)%                              (3,051)
                                                                    ----------
TOTAL NET ASSETS - 100.00%                                          $8,367,339
                                                                    ==========

--------------------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $10,088,586.
       (R)    Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  TARGET RETIREMENT 2040 FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------
INVESTMENT COMPANIES - 100.03%
              DEBT SECURITIES - 4.61%
    49,230    MEMBERS High Income Fund, Class Y (R)                 $  314,578
                                                                    ----------
              EQUITY SECURITIES - 62.73%
    14,750    CRM Mid Cap Value Fund, Institutional Class              364,921
     8,813    Ivy Global Natural Resources Fund, Class I               226,494
    30,126    Manning & Napier Equity Series Fund                      501,893
    63,694    MEMBERS Large Cap Growth Fund, Class Y (R)*              850,946
    46,243    MEMBERS Large Cap Value Fund, Class Y (R)                586,820
    90,532    MEMBERS Mid Cap Growth Fund, Class Y (R)                 496,114
    34,910    MEMBERS Small Cap Growth Fund, Class Y (R)               282,075
    17,635    Neuberger Berman Partners Fund, Institutional Class      416,005
    22,703    Royce Value Fund, Institutional Class                    218,173
    24,161    Victory Special Value Fund, Class I                      338,735
                                                                    ----------
                                                                     4,282,176
                                                                    ----------
              FOREIGN SECURITIES - 31.63%
    66,166    Artio International Equity Fund II, Class I              816,486
    52,821    Laudus International MarketMasters
              Fund, Select Shares                                      808,695
    28,024    Principal International Emerging
              Markets Fund, Institutional Class                        534,136
                                                                    ----------
                                                                     2,159,317
                                                                    ----------
              MONEY MARKET SECURITIES - 1.06%
    72,672    SSgA Prime Money Market Fund                              72,672
                                                                    ----------
              TOTAL INVESTMENT COMPANIES - 100.03%                   6,828,743
              (Cost $8,236,880**)                                   ----------

NET OTHER ASSETS AND LIABILITIES - (0.03)%                              (2,376)
                                                                    ----------
TOTAL NET ASSETS - 100.00%                                          $6,826,367
                                                                    ==========

----------------------------------

         *    Non-income producing.
        **    Aggregate cost for Federal tax purposes was $8,305,195.
       (R)    Affiliated Company (see Note 7).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Ultra Series Fund (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is a series fund with 18 investment portfolios (the "funds"), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Securities Fund, and International Stock Fund (collectively, the "Core Funds"), the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Target Allocation Funds"), and the Target Retirement 2020 Fund, Target Retirement 2030 Fund, and Target Retirement 2040 Fund (collectively, the "Target Date Funds"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the trustees have authorized the issuance of one class of shares of the funds designated as Class
Z. Class Z shares are offered to separate accounts (the "Accounts") of CUNA Mutual Insurance Society and to qualified pension and retirement plans of CUNA Mutual Insurance Society or its affiliates ("CUNA Mutual Group"). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser" or "MCA"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, and International Stock Funds and a portion of the Mid Cap Value Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation

Securities and other investments are valued as follows: Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or listed and traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Target Allocation and Target Date Funds consist primarily of shares of the underlying funds, the NAV of each of these funds is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing

--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

bids obtained daily from at least one dealer.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values using the current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in MCA's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the funds.

Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Federal Income Taxes

As required, the funds adopted FIN 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109," effective June 29, 2007 for all open tax years and have determined that no material uncertain tax positions exist.

Repurchase Agreements

Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of September 30, 2008, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions

The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Money Market Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Money Market Fund can only invest in U.S. dollar-denominated foreign money market securities.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts

Each fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of September 30, 2008, the Global Securities Fund had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Futures Contracts

Each fund, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of September 30, 2008, none of the funds had open futures contracts.

Delayed Delivery Securities

Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of September 30, 2008, none of the funds held delayed delivery or when-issued securities.

Fair Value Measurements

Each fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     o   Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of September 30, 2008, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2008 in valuing the funds' investments carried at market value:

                                                                                     SIGNIFICANT
                              ACTIVE MARKETS FOR          SIGNIFICANT OTHER         UNOBSERVABLE             MARKET
                             IDENTICAL INVESTMENTS        OBSERVABLE INPUTS            INPUTS               VALUE AT
FUND                               (LEVEL 1)                  (LEVEL 2)               (LEVEL 3)            09/30/2008
---------------------------------------------------------------------------------------------------------------------------
Conservative Allocation         $117,148,498                   $1,189,655                --               $118,338,153
Moderate Allocation              271,941,010                    2,774,570                --                274,715,580
Aggressive Allocation             81,970,865                      807,661                --                 82,778,526
Money Market                              --                  113,364,582                --                113,364,582
Bond                             178,229,732                  493,397,661                --                671,627,393
High Income                               --                  128,598,951                --                128,598,951
Diversified Income               273,868,108                  306,910,469                --                580,778,577
Large Cap Value                  837,436,928                  111,582,862                --                949,019,790
Large Cap Growth                 496,672,985                   87,427,987                --                584,100,972
Mid Cap Value                    229,665,664                   69,873,061                --                299,538,725
Mid Cap Growth                   259,197,465                   83,034,194                --                342,231,659
Small Cap Value                    6,903,890                      447,020                --                  7,350,910
Small Cap Growth                   5,781,102                      101,788                --                  5,882,890
Global Securities(1)              20,297,599(1)                26,871,686                --                 47,169,285
International Stock                5,581,723                  106,751,068                --                112,332,791
Target Retirement 2020             8,822,548                       90,329                --                  8,912,877
Target Retirement 2030             8,283,495                       86,895                --                  8,370,390
Target Retirement 2040             6,756,071                       72,672                --                  6,828,743

(1) Global Securities (Level 1) market value includes forward foreign currency contracts.

New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the funds' financial statement disclosures.

3. FOREIGN SECURITIES

Each fund may invest in foreign securities; however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal

--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

4. SECURITIES LENDING

Each fund, except the Money Market, Small Cap Value, Small Cap Growth, Target Allocation, and Target Date Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At September 30, 2008, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond, Diversified Income, Large Cap Value, Mid Cap Value, Mid Cap Growth and Global Securities Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $6,486,469, $241,293, $759,850, $1,564,307, $135,696 and $8,256,
respectively. The value of all cash collateral is included within the relevant fund's Portfolio of Investments. The value of securities on loan at September 30, 2008 is as follows:

FUND                              VALUE OF SECURITIES ON LOAN
----                              ---------------------------
Bond                                     $90,874,232
High Income                               20,706,487
Diversified Income                        76,317,153
Large Cap Value                          108,341,453
Large Cap Growth                          81,240,096
Mid Cap Value                             64,936,597
Mid Cap Growth                            74,586,507
Global Securities                          5,519,074
International Stock                        6,582,254

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. TAX INFORMATION

At September 30, 2008, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                                   APPRECIATION                 DEPRECIATION                  NET
----                                   ------------                 ------------                  ---
Conservative Allocation                         $--                $(11,758,013)             $(11,758,013)
Moderate Allocation                              --                 (39,628,372)              (39,628,372)
Aggressive Allocation                            --                 (15,826,962)              (15,826,962)
Bond                                     10,877,306                 (33,451,929)              (22,574,623)
High Income                                  26,280                  (8,855,303)               (8,829,023)
Diversified Income                       22,955,720                 (39,805,270)              (16,849,550)
Large Cap Value                         137,668,211                (124,464,792)               13,203,419
Large Cap Growth                         31,276,009                 (41,014,036)               (9,738,027)
Mid Cap Value                            12,770,683                 (33,201,930)              (20,431,247)
Mid Cap Growth                            8,957,465                 (59,630,514)              (50,673,049)
Small Cap Value                             445,458                  (1,110,950)                 (665,492)
Small Cap Growth                            272,482                    (778,373)                 (505,891)
Global Securities                           358,332                 (15,940,156)              (15,581,824)
International Stock                       4,988,603                 (19,262,076)              (14,273,473)
Target Retirement 2020                           --                  (1,737,436)               (1,737,436)
Target Retirement 2030                           --                  (1,718,196)               (1,718,196)
Target Retirement 2040                           --                  (1,476,452)               (1,476,452)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

6. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation and Target Date Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

The Target Allocation and Target Date Funds are also subject to asset allocation risk and manager risk. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperform their peers.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

7. AFFILIATED COMPANY TRANSACTIONS

The Target Allocation and Target Date Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the three-month period ended September 30, 2008 follows:

                                Balance of                             Balance of
                               Shares Held     Gross                 Shares Held at    Value at     Realized    Distributions
  Fund/Underlying Fund        at 12/31/2007  Additions  Gross Sales    9/30/2008      9/30/2008    Gain (Loss)   Received(2)
  --------------------        -------------  ---------  -----------  --------------   ---------    -----------  -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund
  Class Y                        783,968     2,540,318      91,466     3,232,820     $31,164,381    $  (1,972)     $489,425
MEMBERS High Income
  Fund Class Y                   442,983     1,601,975     181,802     1,863,156      11,905,570     (131,321)      623,055
MEMBERS International
  Stock Fund Class Y             232,656       966,652      47,874     1,151,434      11,894,312     (157,146)            -
MEMBERS Large Cap
  Growth Fund Class Y(1)         429,426       804,735     353,517       880,644      11,765,409     (459,788)            -
MEMBERS Large Cap
  Value Fund Class Y             356,568       485,450     187,929       654,089       8,300,386     (527,006)            -
MEMBERS Mid Cap
  Growth Fund Class Y            332,237       512,592     844,829             -               -     (431,040)            -

------------------------------------------------------------------------------------------------------------------------------
 TOTALS                                                                              $75,030,058  $(1,708,273)   $1,112,480

                                Balance of                             Balance of
                               Shares Held     Gross                 Shares Held at    Value at     Realized    Distributions
  Fund/Underlying Fund        at 12/31/2007  Additions  Gross Sales    9/30/2008      9/30/2008    Gain (Loss)   Received(2)
  --------------------        -------------  ---------  -----------  --------------   ---------    -----------  -------------
MODERATE ALLOCATION FUND
MEMBERS Bond Fund
 Class Y                       2,289,768     1,515,718     257,558     3,547,928     $ 34,202,022  $    24,892    $  839,766
MEMBERS High Income
 Fund Class Y                  2,074,418       932,927     828,294     2,179,051       13,924,138     (494,986)      795,964
MEMBERS International
 Stock Fund Class Y              980,110     3,044,304      22,910     4,001,504       41,335,541      (90,698)            -
MEMBERS Large Cap
 Growth Fund Class Y(1)        1,451,664     1,429,908     441,956     2,439,616       32,593,268     (783,792)            -
MEMBERS Large Cap
 Value Fund Class Y            1,128,103     1,068,305     446,120     1,750,288       22,211,156     (903,662)            -
MEMBERS Mid Cap
 Growth Fund Class Y           2,378,051     1,041,331   1,816,772     1,602,610        8,782,301   (1,269,276)            -
MEMBERS Mid Cap Value
 Fund Class Y                    803,589        41,777     845,366             -                -   (2,051,835)            -
MEMBERS Small Cap
 Growth Fund Class Y             952,968       466,774     442,602       977,140        7,895,287     (727,740)            -
MEMBERS Small Cap
 Value Fund Class Y              799,549        86,239       9,283       876,505        7,958,667      (10,949)            -

-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                               $168,902,380  $(6,308,046)   $1,635,730

(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                Balance of                             Balance of
                               Shares Held     Gross                 Shares Held at    Value at     Realized    Distributions
  Fund/Underlying Fund        at 12/31/2007  Additions  Gross Sales    9/30/2008      9/30/2008      (Loss)      Received(2)
  --------------------        -------------  ---------  -----------  --------------   ---------    -----------  -------------
AGGRESSIVE ALLOCATION FUND
MEMBERS International
  Stock Fund Class Y             604,290       936,932      23,363     1,517,859      $15,679,479  $  (105,642)   $        -
MEMBERS Large Cap
  Growth Fund Class Y(1)         579,685       462,922     148,896       893,711       11,939,983     (259,794)            -
MEMBERS Large Cap
  Value Fund Class Y             395,801       368,350     192,263       571,888        7,257,256     (358,187)            -
MEMBERS Mid Cap
  Growth Fund Class Y          1,035,046       598,103     619,441     1,013,708        5,555,118     (439,149)            -
MEMBERS Mid Cap Value
  Fund Class Y                   467,396        43,567     510,963             -                -   (1,185,526)            -
MEMBERS Small Cap
  Growth Fund Class Y            480,388       282,474     267,764       495,098        4,000,390     (365,800)            -
MEMBERS Small Cap
  Value Fund Class Y             510,214        49,279      58,277       501,216        4,551,038      (53,971)            -

-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                                $48,983,264  $(2,768,069)   $        -

                                Balance of                             Balance of
                               Shares Held     Gross                 Shares Held at    Value at     Realized    Distributions
  Fund/Underlying Fund        at 12/31/2007  Additions  Gross Sales    9/30/2008      9/30/2008    Gain (Loss)   Received(2)
  --------------------        -------------  ---------  -----------  --------------   ---------    -----------  -------------
TARGET RETIREMENT 2020 FUND
MEMBERS High Income
  Fund Class Y                    32,366       124,070      15,331       141,105       $  901,660     $ (7,113)      $36,046
MEMBERS Large Cap
  Growth Fund Class Y(1)          15,046        74,047       8,521        80,572        1,076,439      (16,531)            -
MEMBERS Large Cap
  Value Fund Class Y              15,694        51,468       8,980        58,182          738,333      (24,390)            -
MEMBERS Mid Cap
  Growth Fund Class Y             14,090        58,369       6,928        65,531          359,112       (8,800)            -

-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                                 $3,075,544     $(56,834)      $36,046

                                Balance of                             Balance of
                               Shares Held     Gross                 Shares Held at    Value at     Realized    Distributions
  Fund/Underlying Fund        at 12/31/2007  Additions  Gross Sales    9/30/2008      9/30/2008      (Loss)      Received(2)
  --------------------        -------------  ---------  -----------  --------------   ---------    -----------  -------------
TARGET RETIREMENT 2030 FUND
MEMBERS High Income
  Fund Class Y                    15,275        95,781       6,418       104,638       $  668,638     $ (3,087)     $ 26,326
MEMBERS Large Cap
  Growth Fund Class Y(1)           9,106        71,968       4,436        76,638        1,023,887       (9,812)            -
MEMBERS Large Cap
  Value Fund Class Y               9,430        51,025       4,923        55,532          704,696      (13,802)            -
MEMBERS Mid Cap
  Growth Fund Class Y             10,604        71,760       4,473        77,891          426,845       (6,033)            -
MEMBERS Small Cap
  Growth Fund Class Y              4,281        29,054       1,815        31,520          254,679       (3,824)            -

-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                                 $3,078,745     $(36,558)     $ 26,326

(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

--------------------------------------------------------------------------------

================================================================================
  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                Balance of                             Balance of
                               Shares Held     Gross                 Shares Held at    Value at     Realized    Distributions
  Fund/Underlying Fund        at 12/31/2007  Additions  Gross Sales    9/30/2008      9/30/2008      (Loss)      Received(2)
  --------------------        -------------  ---------  -----------  --------------   ---------    -----------  -------------
TARGET RETIREMENT 2040 FUND
MEMBERS High Income
  Fund Class Y                     6,898        44,554       2,222        49,230       $  314,578     $   (908)      $11,503
MEMBERS Large Cap
  Growth Fund Class Y(1)           7,192        58,906       2,404        63,694          850,946       (4,251)            -
MEMBERS Large Cap
  Value Fund Class Y               7,364        41,976       3,097        46,243          586,820       (7,496)            -
MEMBERS Mid Cap
  Growth Fund Class Y             11,590        82,381       3,439        90,532          496,114       (4,293)            -
MEMBERS Small Cap
  Growth Fund Class Y              4,454        31,776       1,320        34,910          282,075       (2,506)            -

-------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                                 $2,530,533     $(19,454)      $11,503

(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

--------------------------------------------------------------------------------

================================================================================
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Insurance Society at 1-800-798-5500. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Trust's annual and semiannual reports provide additional information about each fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year, except the Money Market Fund, and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Insurance Society at 1-800-798-5500.

--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer of the Registrant have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There have been no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.1 Certification of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certification of Holly S. Baggot (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND

By: /s/David P. Marks
    -----------------
        David P. Marks
        President

Date: 11/24/08
      --------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/David P. Marks
    -----------------
        David P. Marks
        President, Ultra Series Fund

Date: 11/24/08
      --------

By: /s/Holly S. Baggot
    ------------------
        Holly S. Baggot
        Treasurer, Ultra Series Fund

Date: 11/24/08
      --------

EXHIBIT LIST

Exhibit 99.1 Certification of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certification of Holly S. Baggot (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.